FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares (1)	Invesco Capital Appreciation Class A Shares (1)

AB International Value Class A Shares (1)	Invesco Charter Class A Shares (1)

AB Large Cap Growth Class A Shares (1)	Invesco Comstock Class A Shares (1)

AB Relative Value Class A Shares (1)	Invesco Discovery Mid Cap Growth Class A Shares (2)

AB Value Class A Shares (1)	Invesco Equity and Income Class A Shares (1)

American Funds - EuroPacific Growth Fund® Class F -1 Shares (1)	Invesco Fundamental Alternatives Class A Shares (1)

American Funds - Growth Fund of America® Class F -1 Shares (1)	Invesco Global Class A Shares (1)

American Funds - Income Fund of America® Class F -1 Shares (1)	Invesco Main Street Class A Shares (1)

American Funds - Investment Company of America® Class F -1 Shares (1)	Invesco Main Street Mid Cap Class A Shares (1)

American Funds - The Bond Fund of America® Class A Shares (1)	Invesco Value Opportunities Class A Shares (1)

American Funds - The Bond Fund of America® Class F -1 Shares (1)	Janus Henderson Enterprise Class A Shares (1)

American Funds - The Growth Fund of America® Class A Shares (1)	Janus Henderson Forty Class A Shares (1)

American Funds - The Income Fund of America® Class A Shares (1)	JPMorgan Small Cap Growth Class A Shares (1)

American Funds - The Investment Company of America® Class A Shares (1)	Lord Abbett Affiliated Class A Shares (1)

AMG Renaissance Large Cap Growth Class N Shares (1)	Lord Abbett Bond-Debenture Class A Shares (1)

BlackRock Advantage Global Investor A Shares (1)	Lord Abbett Mid Cap Stock Class A Shares (1)

BlackRock Advantage International Investor A Shares (1)	MFS® Growth Class A Shares (1)

BlackRock Advantage Large Cap Core Investor A Shares (1)	MFS® Mid Cap Growth Class A Shares (1)

BlackRock Advantage Large Cap Value Investor A Shares (1)	MFS® Research International Class A Shares (1)

BlackRock Advantage SMID Investor A Shares (1)	PIMCO CommodityRealReturn Strategy Class A Shares (1)

BlackRock Capital Appreciation Investor A Shares (1)	PIMCO Low Duration Class A Shares (1)

BlackRock Global Allocation Investor A Shares (1)	PIMCO Real Return Class A Shares (1)

BlackRock High Yield Bond Investor A Shares (1)	PIMCO Total Return Class A Shares (1)

BlackRock International Investor A Shares (1)	Pioneer Class A Shares (1)

BlackRock iShares MSCI EAFE International Index Investor A Shares (1)	Pioneer High Yield Class A Shares (1)

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares (1)	Pioneer Real Estate Shares Class A Shares (1)

BlackRock iShares S&P 500 Index Investor A Shares (1)	Pioneer Select Mid Cap Growth Class A Shares (1)

BlackRock Large Cap Focus Growth Investor A Shares (1)	Putnam Growth Opportunities Class A Shares (1)

BlackRock Large Cap Focus Value Investor A Shares (1)	Putnam International Equity Class A Shares (1)

BlackRock Low Duration Bond Investor A Shares (1)	Putnam Large Cap Value Class A Shares (1)

BlackRock Total Return Investor A Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)

BlackRock U.S. Government Bond Investor A Shares (1)	TA Asset Allocation - Conservative Class A Shares (1)

BNY Mellon Appreciation Investor Shares (1)	TA Asset Allocation - Moderate Class A Shares (1)

Cohen & Steers Real Estate Securities Class A Shares (1)	TA Asset Allocation - Moderate Growth Class A Shares (1)

Columbia Large Cap Growth Opportunity Class A Shares (1)	TA BlackRock Government Money Market Initial Class (1)

Columbia Mid Cap Growth Class A Shares (1)	TA Bond Class A Shares (1)

Columbia Select Small Cap Value Class A Shares (1)	TA International Focus Initial Class (1)

Davis New York Venture Class A Shares (1)	TA JPMorgan Mid Cap Value Service Class (1)

Delaware Smid Cap Growth Class A Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)

Eaton Vance Floating-Rate Class A Shares (1)	TA Multi-Managed Balanced Class A Shares (1)

Eaton Vance Large-Cap Value Class A Shares (1)	TA Small/Mid Cap Value Class A Shares (1)

Federated Hermes Equity Income Class A Shares (1)	TA Sustainable Equity Income Class A Shares (1)

Federated Hermes Kaufmann Class A Shares (1)	TA T. Rowe Price Small Cap Service Class (1)

Fidelity Advisor® Equity Growth Class A Shares (1)	TA TS&W International Equity Service Class (1)

Fidelity Advisor® Overseas Class A Shares (1)	TA US Growth Class A Shares (1)

Fidelity Advisor® Stock Selector Mid Cap Class A Shares (1)	TA WMC US Growth Service Class (1)

Franklin Templeton Growth Class A Shares (1)	Virtus AllianzGI Dividend Value Class A Shares (1)

Invesco American Franchise Fund Class A Shares (1)	Virtus AllianzGI Small-Cap Value Class A Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2021 and 2020
(2)	Statements of operations and changes in net assets for the year ended December 31, 2021 and the period April 17, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Discovery Value Class A Shares	113,811.304	$2,177,161	$2,871,459	$ 2	$2,871,461	75,469	$36.623471	$39.915395
AB International Value Class A Shares	120,007.822	1,511,466	1,720,912	6	1,720,918	237,594	6.983072	7.519993
AB Large Cap Growth Class A Shares	32,778.507	1,858,024	2,895,326	(1)	2,895,325	32,293	89.658277	89.658277
AB Relative Value Class A Shares	731,981.350	3,958,590	4,831,077	(2)	4,831,075	101,781	47.465182	47.465182
AB Value Class A Shares	22,368.093	321,698	395,021	1	395,022	19,779	19.229216	20.958029
American Funds - EuroPacific Growth Fund® Class F -1 Shares	54,498.795	2,850,351	3,514,082	(5)	3,514,077	116,376	28.811120	31.401721
American Funds - Growth Fund of America® Class F -1 Shares	216,190.770	10,282,871	15,935,422	5	15,935,427	293,858	51.714459	56.364425
American Funds - Income Fund of America® Class F -1 Shares	145,280.810	2,871,901	3,743,886	(11)	3,743,875	135,310	26.211043	28.567766
American Funds - Investment Company of America® Class F -1 Shares	125,591.080	4,716,158	6,485,523	(201)	6,485,322	170,977	36.141840	39.391626
American Funds - The Bond Fund of America® Class A Shares	305,952.587	3,814,284	4,096,705	(84)	4,096,621	234,415	17.475938	17.475938
American Funds - The Bond Fund of America® Class F -1 Shares	163,681.657	2,113,687	2,191,697	(124)	2,191,573	157,041	13.354377	14.555079
American Funds - The Growth Fund of America® Class A Shares	657,224.921	30,984,782	48,831,812	1	48,831,813	620,931	78.642951	78.642951
American Funds - The Income Fund of America® Class A Shares	417,694.669	8,575,864	10,797,407	2	10,797,409	272,024	39.692840	39.692840
American Funds - The Investment Company of America® Class A Shares	456,756.947	17,176,813	23,660,010	(3)	23,660,007	444,617	53.214352	53.214352
AMG Renaissance Large Cap Growth Class N Shares	4,727.330	63,183	87,030	-	87,030	4,273	20.235533	20.688980
BlackRock Advantage Global Investor A Shares	14,591.409	313,830	352,966	(3)	352,963	9,735	34.566150	37.673174
BlackRock Advantage International Investor A Shares	104,891.898	1,669,090	1,926,864	2	1,926,866	98,008	19.247459	20.265058
BlackRock Advantage Large Cap Core Investor A Shares	304,196.627	5,090,126	6,202,569	2	6,202,571	150,330	39.435585	42.979659
BlackRock Advantage Large Cap Value Investor A Shares	113,341.398	3,003,389	3,481,848	16	3,481,864	114,334	29.273797	31.904948
BlackRock Advantage SMID Investor A Shares	213,089.409	5,870,557	5,461,482	(6)	5,461,476	115,972	31.870543	54.976320
BlackRock Capital Appreciation Investor A Shares	1,112,207.208	31,575,492	43,342,715	(11)	43,342,704	750,805	51.780743	68.250033
BlackRock Global Allocation Investor A Shares	4,508,019.157	87,398,630	93,766,798	20	93,766,818	3,104,226	25.670264	42.324873
BlackRock High Yield Bond Investor A Shares	2,335,453.685	17,831,969	18,309,957	(255)	18,309,702	1,097,933	16.249375	17.108358
BlackRock International Investor A Shares	100,221.360	1,697,075	2,164,781	2	2,164,783	119,643	17.630716	18.569977
BlackRock iShares MSCI EAFE International Index Investor A Shares	8,590.836	105,287	135,220	2	135,222	6,815	19.146408	20.867683
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	1,781.016	25,840	45,932	-	45,932	1,306	33.876903	36.922038
BlackRock iShares S&P 500 Index Investor A Shares	47,553.469	15,137,071	26,644,684	(19)	26,644,665	857,110	30.251677	31.596551
BlackRock Large Cap Focus Growth Investor A Shares	619,650.934	3,007,109	4,312,771	(60)	4,312,711	250,534	17.122765	17.301135
BlackRock Large Cap Focus Value Investor A Shares	1,475,673.974	28,684,995	28,096,832	(9)	28,096,823	885,788	27.554002	43.090774
BlackRock Low Duration Bond Investor A Shares	6,937.263	67,241	66,736	(1)	66,735	6,485	10.016242	10.553762
BlackRock Total Return Investor A Shares	5,315,384.333	63,038,828	62,987,304	(335)	62,986,969	4,111,709	14.195712	16.462238
BlackRock U.S. Government Bond Investor A Shares	1,418,552.086	15,134,281	15,306,177	(336)	15,305,841	1,398,790	10.481859	11.044335
BNY Mellon Appreciation Investor Shares	206,813.503	6,744,603	9,945,661	34	9,945,695	239,998	39.712826	43.282545
Cohen & Steers Real Estate Securities Class A Shares	28,322.125	421,802	586,268	14	586,282	14,813	37.947894	41.358787
Columbia Large Cap Growth Opportunity Class A Shares	322,180.557	5,890,529	6,114,987	3	6,114,990	236,188	25.576857	26.247859
Columbia Mid Cap Growth Class A Shares	19,847.897	479,350	501,358	(15)	501,343	16,577	29.464589	31.086944
Columbia Select Small Cap Value Class A Shares	497,689.052	7,581,615	10,864,552	(2)	10,864,550	190,559	57.014144	57.014144
Davis New York Venture Class A Shares	743,070.446	22,300,224	21,474,736	35	21,474,771	580,708	29.656492	45.628760
Delaware Smid Cap Growth Class A Shares	112,781.228	2,686,841	3,394,715	4	3,394,719	60,370	53.634655	56.726552
Eaton Vance Floating-Rate Class A Shares	407,798.108	3,724,870	3,710,963	(559)	3,710,404	254,168	14.040858	15.303364
Eaton Vance Large-Cap Value Class A Shares	156,159.633	3,022,989	3,788,433	(17)	3,788,416	169,307	21.604765	23.265207

See Accompanying Notes	2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Federated Hermes Equity Income Class A Shares	57,375.030	$1,243,453	$1,380,443	$(350)	$1,380,093	73,177	$18.487713	$19.309764
Federated Hermes Kaufmann Class A Shares	715,654.852	4,260,638	4,780,574	81	4,780,655	99,905	45.584977	49.682854
Fidelity Advisor® Equity Growth Class A Shares	172,891.876	2,121,028	2,980,656	(14)	2,980,642	39,581	55.310512	76.097473
Fidelity Advisor® Overseas Class A Shares	21,247.323	389,894	719,009	(3)	719,006	19,001	37.841354	37.841354
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	19,984.157	613,327	849,127	-	849,127	15,146	56.062231	56.062231
Franklin Templeton Growth Class A Shares	142,045.119	3,131,090	3,468,742	3	3,468,745	163,947	16.926827	26.352587
Invesco American Franchise Fund Class A Shares	22,997.637	487,269	578,621	-	578,621	18,345	31.541204	31.541204
Invesco Capital Appreciation Class A Shares	16,570.310	1,036,945	1,150,974	(22)	1,150,952	27,757	39.416689	42.959780
Invesco Charter Class A Shares	14,112.212	243,602	272,225	-	272,225	8,903	30.577190	30.577190
Invesco Comstock Class A Shares	1,172,101.582	26,411,814	34,752,812	1	34,752,813	974,096	30.096086	50.577758
Invesco Discovery Mid Cap Growth Class A Shares	63,832.040	1,454,114	1,929,643	(1)	1,929,642	106,532	18.113258	18.113258
Invesco Equity and Income Class A Shares	205,859.223	2,136,105	2,334,444	(1)	2,334,443	59,548	39.202566	39.202566
Invesco Fundamental Alternatives Class A Shares	18,488.042	494,533	494,370	-	494,370	28,973	17.062922	17.062922
Invesco Global Class A Shares	26,534.023	2,341,638	3,298,710	8	3,298,718	53,239	61.960170	61.960170
Invesco Main Street Class A Shares	46,087.799	2,251,374	2,623,318	24	2,623,342	60,667	37.397003	51.792613
Invesco Main Street Mid Cap Class A Shares	115,754.185	2,567,276	3,275,843	5	3,275,848	90,202	35.022324	38.170092
Invesco Value Opportunities Class A Shares	18,586.926	213,513	316,721	(4)	316,717	131,334	2.353280	2.481443
Janus Henderson Enterprise Class A Shares	204,128.766	23,259,554	31,019,407	(4)	31,019,403	512,548	58.652531	62.424025
Janus Henderson Forty Class A Shares	118,931.622	4,493,096	6,397,332	10	6,397,342	121,433	50.697087	54.592782
JPMorgan Small Cap Growth Class A Shares	102,840.250	1,851,451	2,129,822	-	2,129,822	49,048	41.770516	44.980951
Lord Abbett Affiliated Class A Shares	90,193.885	1,348,035	1,674,900	15	1,674,915	59,993	26.526882	28.911712
Lord Abbett Bond-Debenture Class A Shares	1,433,378.881	11,507,893	11,997,381	(630)	11,996,751	464,968	21.422799	30.233102
Lord Abbett Mid Cap Stock Class A Shares	339,337.994	8,407,562	11,656,260	13	11,656,273	330,573	26.377033	41.748433
MFS® Growth Class A Shares	81,172.069	7,616,278	14,623,148	(8)	14,623,140	283,077	51.657784	51.657784
MFS® Mid Cap Growth Class A Shares	382,712.476	6,331,131	11,833,470	-	11,833,470	184,310	64.204196	64.204196
MFS® Research International Class A Shares	278,640.992	4,620,132	6,809,986	(12)	6,809,974	191,854	35.495591	35.495591
PIMCO CommodityRealReturn Strategy Class A Shares	1,277,304.994	7,275,897	7,817,107	(13)	7,817,094	1,022,118	7.325299	7.984266
PIMCO Low Duration Class A Shares	4,420,685.341	43,616,683	43,322,716	(600)	43,322,116	3,696,998	11.288220	12.155711
PIMCO Real Return Class A Shares	2,370,000.645	26,852,972	29,198,408	(467)	29,197,941	1,865,697	14.985542	16.333050
PIMCO Total Return Class A Shares	7,451,803.435	76,983,203	76,530,021	(540)	76,529,481	4,460,931	15.861522	18.710532
Pioneer Class A Shares	27,532.287	877,182	1,040,720	58	1,040,778	24,046	41.504528	45.235037
Pioneer High Yield Class A Shares	236,988.998	2,254,550	2,286,944	(263)	2,286,681	110,682	19.825613	21.607992
Pioneer Real Estate Shares Class A Shares	129,190.456	1,860,950	2,295,714	(12)	2,295,702	91,014	24.565238	26.321204
Pioneer Select Mid Cap Growth Class A Shares	7,699.986	352,582	406,328	2	406,330	8,630	45.606186	48.519503
Putnam Growth Opportunities Class A Shares	38,282.727	1,263,116	2,243,751	(2)	2,243,749	76,682	29.260259	29.260259
Putnam International Equity Class A Shares	475,086.384	10,743,979	12,033,938	62	12,034,000	439,879	27.357504	27.357504
Putnam Large Cap Value Class A Shares	21,942.476	540,483	683,289	(1)	683,288	40,213	16.991545	16.991545
TA Aegon Sustainable Equity Income Service Class	172,885.851	3,562,231	3,654,807	(4)	3,654,803	290,104	12.361000	12.634635
TA Asset Allocation - Conservative Class A Shares	101,155.123	1,116,259	1,141,030	-	1,141,030	89,073	12.613231	12.917837
TA Asset Allocation - Moderate Class A Shares	97,899.022	1,186,413	1,198,284	-	1,198,284	88,483	13.306548	13.627854
TA Asset Allocation - Moderate Growth Class A Shares	185,265.458	2,375,438	2,495,526	2	2,495,528	171,347	14.337354	14.683542
TA BlackRock Government Money Market Initial Class	4,017,115.030	4,017,115	4,017,115	(3)	4,017,112	411,733	9.680945	9.782938
TA Bond Class A Shares	116,411.863	1,089,761	1,101,256	(101)	1,101,155	721,671	1.470599	1.562325

See Accompanying Notes.	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA International Focus Initial Class	8,855,920.664	$75,042,562	$95,378,266	$(140)	$95,378,126	6,800,730	$13.852663	$14.159244
TA JPMorgan Mid Cap Value Service Class	105,533.749	1,615,352	2,037,857	-	2,037,857	140,383	14.238686	14.553843
TA Morgan Stanley Capital Growth Service Class	13,567.810	327,340	374,472	-	374,472	17,005	21.903670	22.142465
TA Multi-Managed Balanced Class A Shares	44,077.611	1,326,347	1,528,612	-	1,528,612	94,670	15.857919	16.240819
TA Small/Mid Cap Value Class A Shares	1,062,600.918	24,692,929	32,281,816	18	32,281,834	1,087,248	28.664566	30.713476
TA Sustainable Equity Income Class A Shares	6,882,845.137	58,015,045	56,508,159	10	56,508,169	3,512,199	15.713276	16.346724
TA T. Rowe Price Small Cap Service Class	307,019.682	4,402,528	5,339,072	(3)	5,339,069	304,452	17.341483	17.725317
TA TS&W International Equity Service Class	250,958.343	3,296,904	3,985,218	(1)	3,985,217	325,419	12.120174	12.388410
TA US Growth Class A Shares	1,192,155.797	25,416,439	34,477,146	(61)	34,477,085	847,968	39.640351	41.648783
TA WMC US Growth Service Class	335.209	12,814	14,662	(2)	14,660	625	23.296329	23.811784
Virtus AllianzGI Dividend Value Class A Shares	276,305.677	3,248,637	3,721,837	(3)	3,721,834	193,849	18.586618	20.015225
Virtus AllianzGI Small-Cap Value Class A Shares	275,877.016	4,669,715	4,234,712	(4)	4,234,708	106,952	28.981668	47.323385

See Accompanying Notes.	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount	AB Value Class A Shares Subaccount

Net Assets as of December 31, 2019:	$3,146,897	$1,614,846	$2,968,603	$5,209,386	$390,924

Investment Income:
Reinvested Dividends	16,587	12,122	-	58,795	4,451
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,957	22,000	40,812	60,423	5,227

Net Investment Income (Loss)	(24,370)	(9,878)	(40,812)	(1,628)	(776)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	98,513	-	-
Realized Gain (Loss) on Investments	(52,568)	(27,793)	237,952	(15,833)	1,668

Net Realized Capital Gains (Losses) on Investments	(52,568)	(27,793)	336,465	(15,833)	1,668
Net Change in Unrealized Appreciation (Depreciation)	199,215	96,851	648,751	189,292	(2,374)

Net Gain (Loss) on Investment	146,647	69,058	985,216	173,459	(706)

Net Increase (Decrease) in Net Assets Resulting from Operations	122,277	59,180	944,404	171,831	(1,482)

Increase (Decrease) in Net Assets from Contract Transactions	(237,548)	17,116	(433,091)	(545,021)	(3,670)

Total Increase (Decrease) in Net Assets	(115,271)	76,296	511,313	(373,190)	(5,152)

Net Assets as of December 31, 2020:	$3,031,626	$1,691,142	$3,479,916	$4,836,196	$385,772

Investment Income:
Reinvested Dividends	22,731	43,267	-	30,875	3,641
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46,762	25,954	39,707	64,825	6,173

Net Investment Income (Loss)	(24,031)	17,313	(39,707)	(33,950)	(2,532)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	230,304	-	224,873	425,709	32,786
Realized Gain (Loss) on Investments	195,551	42,456	549,104	174,740	27,845

Net Realized Capital Gains (Losses) on Investments	425,855	42,456	773,977	600,449	60,631
Net Change in Unrealized Appreciation (Depreciation)	502,502	90,687	(12,407)	579,055	35,307

Net Gain (Loss) on Investment	928,357	133,143	761,570	1,179,504	95,938

Net Increase (Decrease) in Net Assets Resulting from Operations	904,326	150,456	721,863	1,145,554	93,406

Increase (Decrease) in Net Assets from Contract Transactions	(1,064,491)	(120,680)	(1,306,454)	(1,150,675)	(84,156)

Total Increase (Decrease) in Net Assets	(160,165)	29,776	(584,591)	(5,121)	9,250

Net Assets as of December 31, 2021:	$2,871,461	$1,720,918	$2,895,325	$4,831,075	$395,022

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F -1 Shares Subaccount	American Funds - Investment Company of America® Class F -1 Shares Subaccount

Net Assets as of December 31, 2019:	$3,787,682	$13,012,196	$4,446,467	$6,140,737

Investment Income:
Reinvested Dividends	6,268	30,420	130,894	85,298
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,162	199,638	56,832	82,418

Net Investment Income (Loss)	(44,894)	(169,218)	74,062	2,880

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	634,628	-	16,451
Realized Gain (Loss) on Investments	47,576	666,943	139,168	301,724

Net Realized Capital Gains (Losses) on Investments	47,576	1,301,571	139,168	318,175
Net Change in Unrealized Appreciation (Depreciation)	724,674	3,196,669	(101,073)	360,887

Net Gain (Loss) on Investment	772,250	4,498,240	38,095	679,062

Net Increase (Decrease) in Net Assets Resulting from Operations	727,356	4,329,022	112,157	681,942

Increase (Decrease) in Net Assets from Contract Transactions	(381,981)	(1,140,895)	(457,776)	(683,560)

Total Increase (Decrease) in Net Assets	345,375	3,188,127	(345,619)	(1,618)

Net Assets as of December 31, 2020:	$4,133,057	$16,200,323	$4,100,848	$6,139,119

Investment Income:
Reinvested Dividends	46,977	-	113,081	75,632
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,331	243,471	59,741	95,636

Net Investment Income (Loss)	(12,354)	(243,471)	53,340	(20,004)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	296,943	1,201,880	137,125	362,752
Realized Gain (Loss) on Investments	301,995	1,558,525	316,589	550,970

Net Realized Capital Gains (Losses) on Investments	598,938	2,760,405	453,714	913,722
Net Change in Unrealized Appreciation (Depreciation)	(527,427)	169,903	92,633	452,340

Net Gain (Loss) on Investment	71,511	2,930,308	546,347	1,366,062

Net Increase (Decrease) in Net Assets Resulting from Operations	59,157	2,686,837	599,687	1,346,058

Increase (Decrease) in Net Assets from Contract Transactions	(678,137)	(2,951,733)	(956,660)	(999,855)

Total Increase (Decrease) in Net Assets	(618,980)	(264,896)	(356,973)	346,203

Net Assets as of December 31, 2021:	$3,514,077	$15,935,427	$3,743,875	$6,485,322

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - The Bond Fund of America® Class A Shares Subaccount	American Funds - The Bond Fund of America® Class F -1 Shares Subaccount	American Funds - The Growth Fund of America® Class A Shares Subaccount	American Funds - The Income Fund of America® Class A Shares Subaccount

Net Assets as of December 31, 2019:	$5,288,522	$2,580,830	$38,491,273	$12,157,868

Investment Income:
Reinvested Dividends	93,209	47,404	111,716	340,854
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,804	38,462	504,491	132,439

Net Investment Income (Loss)	28,405	8,942	(392,775)	208,415

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	148,196	76,691	1,797,307	-
Realized Gain (Loss) on Investments	115,079	31,356	2,306,728	555,383

Net Realized Capital Gains (Losses) on Investments	263,275	108,047	4,104,035	555,383
Net Change in Unrealized Appreciation (Depreciation)	157,721	106,572	8,729,049	(520,154)

Net Gain (Loss) on Investment	420,996	214,619	12,833,084	35,229

Net Increase (Decrease) in Net Assets Resulting from Operations	449,401	223,561	12,440,309	243,644

Increase (Decrease) in Net Assets from Contract Transactions	(913,879)	(302,972)	(4,741,635)	(2,199,719)

Total Increase (Decrease) in Net Assets	(464,478)	(79,411)	7,698,674	(1,956,075)

Net Assets as of December 31, 2020:	$4,824,044	$2,501,419	$46,189,947	$10,201,793

Investment Income:
Reinvested Dividends	63,256	32,169	39,447	303,141
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57,838	34,822	624,602	137,685

Net Investment Income (Loss)	5,418	(2,653)	(585,155)	165,456

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,642	12,628	3,672,353	393,729
Realized Gain (Loss) on Investments	72,348	20,265	2,772,697	373,824

Net Realized Capital Gains (Losses) on Investments	95,990	32,893	6,445,050	767,553
Net Change in Unrealized Appreciation (Depreciation)	(208,034)	(90,195)	1,993,817	619,582

Net Gain (Loss) on Investment	(112,044)	(57,302)	8,438,867	1,387,135

Net Increase (Decrease) in Net Assets Resulting from Operations	(106,626)	(59,955)	7,853,712	1,552,591

Increase (Decrease) in Net Assets from Contract Transactions	(620,797)	(249,891)	(5,211,846)	(956,975)

Total Increase (Decrease) in Net Assets	(727,423)	(309,846)	2,641,866	595,616

Net Assets as of December 31, 2021:	$4,096,621	$2,191,573	$48,831,813	$10,797,409

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - The Investment Company of America® Class A Shares Subaccount	AMG Renaissance Large Cap Growth Class N Shares Subaccount	BlackRock Advantage Global Investor A Shares Subaccount	BlackRock Advantage International Investor A Shares Subaccount	BlackRock Advantage Large Cap Core Investor A Shares Subaccount

Net Assets as of December 31, 2019:	$21,885,504	$88,463	$352,258	$1,819,872	$5,682,081

Investment Income:
Reinvested Dividends	312,757	98	3,895	28,322	51,790
Investment Expense:
Mortality and Expense Risk and Administrative Charges	257,818	1,423	4,367	25,479	80,015

Net Investment Income (Loss)	54,939	(1,325)	(472)	2,843	(28,225)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	58,402	4,524	8,115	-	220,866
Realized Gain (Loss) on Investments	589,132	103	(14,862)	54,134	173,113

Net Realized Capital Gains (Losses) on Investments	647,534	4,627	(6,747)	54,134	393,979
Net Change in Unrealized Appreciation (Depreciation)	1,662,392	14,937	38,826	49,563	557,433

Net Gain (Loss) on Investment	2,309,926	19,564	32,079	103,697	951,412

Net Increase (Decrease) in Net Assets Resulting from Operations	2,364,865	18,239	31,607	106,540	923,187

Increase (Decrease) in Net Assets from Contract Transactions	(2,963,137)	(6,460)	(54,019)	(74,339)	(615,478)

Total Increase (Decrease) in Net Assets	(598,272)	11,779	(22,412)	32,201	307,709

Net Assets as of December 31, 2020:	$21,287,232	$100,242	$329,846	$1,852,073	$5,989,790

Investment Income:
Reinvested Dividends	282,804	1	3,747	58,085	34,563
Investment Expense:
Mortality and Expense Risk and Administrative Charges	298,299	1,561	5,088	30,063	93,454

Net Investment Income (Loss)	(15,495)	(1,560)	(1,341)	28,022	(58,891)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,311,458	6,451	49,383	100,650	1,046,603
Realized Gain (Loss) on Investments	768,288	10,982	3,157	97,697	439,118

Net Realized Capital Gains (Losses) on Investments	2,079,746	17,433	52,540	198,347	1,485,721
Net Change in Unrealized Appreciation (Depreciation)	2,735,310	8,855	(508)	(30,765)	53,273

Net Gain (Loss) on Investment	4,815,056	26,288	52,032	167,582	1,538,994

Net Increase (Decrease) in Net Assets Resulting from Operations	4,799,561	24,728	50,691	195,604	1,480,103

Increase (Decrease) in Net Assets from Contract Transactions	(2,426,786)	(37,940)	(27,574)	(120,811)	(1,267,322)

Total Increase (Decrease) in Net Assets	2,372,775	(13,212)	23,117	74,793	212,781

Net Assets as of December 31, 2021:	$23,660,007	$87,030	$352,963	$1,926,866	$6,202,571

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock Advantage Large Cap Value Investor A Shares Subaccount	BlackRock Advantage SMID Investor A Shares Subaccount	BlackRock Capital Appreciation Investor A Shares Subaccount	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock High Yield Bond Investor A Shares Subaccount

Net Assets as of December 31, 2019:	$3,516,766	$5,409,406	$43,075,892	$96,008,512	$19,290,934

Investment Income:
Reinvested Dividends	53,968	34,179	-	432,980	906,443
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,470	68,755	608,045	1,327,336	267,880

Net Investment Income (Loss)	5,498	(34,576)	(608,045)	(894,356)	638,563

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	224,805	2,340,265	6,695,642	-
Realized Gain (Loss) on Investments	152,993	219,910	3,111,738	1,041,511	(219,013)

Net Realized Capital Gains (Losses) on Investments	152,993	444,715	5,452,003	7,737,153	(219,013)
Net Change in Unrealized Appreciation (Depreciation)	(59,475)	435,830	8,660,037	9,424,178	227,372

Net Gain (Loss) on Investment	93,518	880,545	14,112,040	17,161,331	8,359

Net Increase (Decrease) in Net Assets Resulting from Operations	99,016	845,969	13,503,995	16,266,975	646,922

Increase (Decrease) in Net Assets from Contract Transactions	(37,867)	(656,960)	(11,858,454)	(11,498,312)	(720,416)

Total Increase (Decrease) in Net Assets	61,149	189,009	1,645,541	4,768,663	(73,494)

Net Assets as of December 31, 2020:	$3,577,915	$5,598,415	$44,721,433	$100,777,175	$19,217,440

Investment Income:
Reinvested Dividends	42,459	66,845	-	908,879	821,225
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,170	75,951	658,404	1,429,317	280,639

Net Investment Income (Loss)	(13,711)	(9,106)	(658,404)	(520,438)	540,586

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	549,465	1,786,725	5,581,850	8,236,295	64,142
Realized Gain (Loss) on Investments	544,681	113,059	5,075,631	2,000,139	(91,250)

Net Realized Capital Gains (Losses) on Investments	1,094,146	1,899,784	10,657,481	10,236,434	(27,108)
Net Change in Unrealized Appreciation (Depreciation)	(264,732)	(1,250,160)	(1,873,184)	(4,788,762)	218,823

Net Gain (Loss) on Investment	829,414	649,624	8,784,297	5,447,672	191,715

Net Increase (Decrease) in Net Assets Resulting from Operations	815,703	640,518	8,125,893	4,927,234	732,301

Increase (Decrease) in Net Assets from Contract Transactions	(911,754)	(777,457)	(9,504,622)	(11,937,591)	(1,640,039)

Total Increase (Decrease) in Net Assets	(96,051)	(136,939)	(1,378,729)	(7,010,357)	(907,738)

Net Assets as of December 31, 2021:	$3,481,864	$5,461,476	$43,342,704	$93,766,818	$18,309,702

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock International Investor A Shares Subaccount	BlackRock iShares MSCI EAFE International Index Investor A Shares Subaccount	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares Subaccount	BlackRock iShares S&P 500 Index Investor A Shares Subaccount	BlackRock Large Cap Focus Growth Investor A Shares Subaccount

Net Assets as of December 31, 2019:	$2,091,897	$154,389	$64,994	$23,218,000	$4,260,293

Investment Income:
Reinvested Dividends	4,399	2,448	339	326,553	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,580	1,979	584	321,872	64,976

Net Investment Income (Loss)	(26,181)	469	(245)	4,681	(64,976)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	158	28,946	27,222
Realized Gain (Loss) on Investments	78,467	2,118	(274)	1,653,743	215,819

Net Realized Capital Gains (Losses) on Investments	78,467	2,118	(116)	1,682,689	243,041
Net Change in Unrealized Appreciation (Depreciation)	378,652	4,880	(4,425)	2,054,516	1,412,599

Net Gain (Loss) on Investment	457,119	6,998	(4,541)	3,737,205	1,655,640

Net Increase (Decrease) in Net Assets Resulting from Operations	430,938	7,467	(4,786)	3,741,886	1,590,664

Increase (Decrease) in Net Assets from Contract Transactions	(148,613)	(18,127)	(18,063)	(2,030,564)	(1,188,052)

Total Increase (Decrease) in Net Assets	282,325	(10,660)	(22,849)	1,711,322	402,612

Net Assets as of December 31, 2020:	$2,374,222	$143,729	$42,145	$24,929,322	$4,662,905

Investment Income:
Reinvested Dividends	10,258	3,670	361	272,329	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,862	2,147	717	376,220	67,258

Net Investment Income (Loss)	(23,604)	1,523	(356)	(103,891)	(67,258)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	136,667	-	2,793	153,646	515,937
Realized Gain (Loss) on Investments	208,575	5,494	1,377	2,753,688	406,619

Net Realized Capital Gains (Losses) on Investments	345,242	5,494	4,170	2,907,334	922,556
Net Change in Unrealized Appreciation (Depreciation)	(126,571)	5,863	1,516	3,330,454	(232,343)

Net Gain (Loss) on Investment	218,671	11,357	5,686	6,237,788	690,213

Net Increase (Decrease) in Net Assets Resulting from Operations	195,067	12,880	5,330	6,133,897	622,955

Increase (Decrease) in Net Assets from Contract Transactions	(404,506)	(21,387)	(1,543)	(4,418,554)	(973,149)

Total Increase (Decrease) in Net Assets	(209,439)	(8,507)	3,787	1,715,343	(350,194)

Net Assets as of December 31, 2021:	$2,164,783	$135,222	$45,932	$26,644,665	$4,312,711

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock Large Cap Focus Value Investor A Shares Subaccount	BlackRock Low Duration Bond Investor A Shares Subaccount	BlackRock Total Return Investor A Shares Subaccount	BlackRock U.S. Government Bond Investor A Shares Subaccount	BNY Mellon Appreciation Investor Shares Subaccount

Net Assets as of December 31, 2019:	$29,523,202	$88,419	$65,084,669	$15,509,828	$10,144,384

Investment Income:
Reinvested Dividends	533,827	1,354	1,261,958	232,067	63,848
Investment Expense:
Mortality and Expense Risk and Administrative Charges	384,199	1,111	874,400	201,473	143,152

Net Investment Income (Loss)	149,628	243	387,558	30,594	(79,304)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,923,246	-	2,285,590	8,345	474,857
Realized Gain (Loss) on Investments	(2,136,454)	(105)	263,955	202,945	(162,071)

Net Realized Capital Gains (Losses) on Investments	786,792	(105)	2,549,545	211,290	312,786
Net Change in Unrealized Appreciation (Depreciation)	114,712	1,094	985,289	509,632	1,673,483

Net Gain (Loss) on Investment	901,504	989	3,534,834	720,922	1,986,269

Net Increase (Decrease) in Net Assets Resulting from Operations	1,051,132	1,232	3,922,392	751,516	1,906,965

Increase (Decrease) in Net Assets from Contract Transactions	(1,613,080)	(16,894)	(2,463,384)	(79,385)	(1,885,637)

Total Increase (Decrease) in Net Assets	(561,948)	(15,662)	1,459,008	672,131	21,328

Net Assets as of December 31, 2020:	$28,961,254	$72,757	$66,543,677	$16,181,959	$10,165,712

Investment Income:
Reinvested Dividends	334,817	682	1,080,802	191,174	36,793
Investment Expense:
Mortality and Expense Risk and Administrative Charges	426,999	1,040	920,615	211,280	155,898

Net Investment Income (Loss)	(92,182)	(358)	160,187	(20,106)	(119,105)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,617,055	43	308,025	-	364,929
Realized Gain (Loss) on Investments	(843,000)	17	35,948	71,341	690,199

Net Realized Capital Gains (Losses) on Investments	3,774,055	60	343,973	71,341	1,055,128
Net Change in Unrealized Appreciation (Depreciation)	1,924,084	(1,075)	(2,015,037)	(497,154)	1,394,810

Net Gain (Loss) on Investment	5,698,139	(1,015)	(1,671,064)	(425,813)	2,449,938

Net Increase (Decrease) in Net Assets Resulting from Operations	5,605,957	(1,373)	(1,510,877)	(445,919)	2,330,833

Increase (Decrease) in Net Assets from Contract Transactions	(6,470,388)	(4,649)	(2,045,831)	(430,199)	(2,550,850)

Total Increase (Decrease) in Net Assets	(864,431)	(6,022)	(3,556,708)	(876,118)	(220,017)

Net Assets as of December 31, 2021:	$28,096,823	$66,735	$62,986,969	$15,305,841	$9,945,695

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Large Cap Growth Opportunity Class A Shares Subaccount	Columbia Mid Cap Growth Class A Shares Subaccount	Columbia Select Small Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount

Net Assets as of December 31, 2019:	$593,902	$5,482,080	$380,975	$10,732,528	$22,089,526

Investment Income:
Reinvested Dividends	15,089	-	-	2,009	108,342
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,390	82,361	5,981	132,131	273,737

Net Investment Income (Loss)	7,699	(82,361)	(5,981)	(130,122)	(165,395)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,334	722,289	73,406	735,628	1,113,772
Realized Gain (Loss) on Investments	(4,894)	353,333	(3,236)	(802,774)	(820,082)

Net Realized Capital Gains (Losses) on Investments	7,440	1,075,622	70,170	(67,146)	293,690
Net Change in Unrealized Appreciation (Depreciation)	(50,334)	793,827	59,621	1,761,358	1,777,759

Net Gain (Loss) on Investment	(42,894)	1,869,449	129,791	1,694,212	2,071,449

Net Increase (Decrease) in Net Assets Resulting from Operations	(35,195)	1,787,088	123,810	1,564,090	1,906,054

Increase (Decrease) in Net Assets from Contract Transactions	(76,397)	(1,211,327)	(4,373)	(1,422,861)	(2,104,692)

Total Increase (Decrease) in Net Assets	(111,592)	575,761	119,437	141,229	(198,638)

Net Assets as of December 31, 2020:	$482,310	$6,057,841	$500,412	$10,873,757	$21,890,888

Investment Income:
Reinvested Dividends	9,291	-	-	4,017	32,114
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,204	94,546	7,848	148,650	325,900

Net Investment Income (Loss)	1,087	(94,546)	(7,848)	(144,633)	(293,786)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,259	2,029,419	97,093	696,258	4,145,144
Realized Gain (Loss) on Investments	25,697	451,374	22,354	574,613	134,049

Net Realized Capital Gains (Losses) on Investments	43,956	2,480,793	119,447	1,270,871	4,279,193
Net Change in Unrealized Appreciation (Depreciation)	136,437	(1,384,036)	(37,793)	1,869,739	(1,532,137)

Net Gain (Loss) on Investment	180,393	1,096,757	81,654	3,140,610	2,747,056

Net Increase (Decrease) in Net Assets Resulting from Operations	181,480	1,002,211	73,806	2,995,977	2,453,270

Increase (Decrease) in Net Assets from Contract Transactions	(77,508)	(945,062)	(72,875)	(3,005,184)	(2,869,387)

Total Increase (Decrease) in Net Assets	103,972	57,149	931	(9,207)	(416,117)

Net Assets as of December 31, 2021:	$586,282	$6,114,990	$501,343	$10,864,550	$21,474,771

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Delaware Smid Cap Growth Class A Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount	Eaton Vance Large-Cap Value Class A Shares Subaccount	Federated Hermes Equity Income Class A Shares Subaccount	Federated Hermes Kaufmann Class A Shares Subaccount

Net Assets as of December 31, 2019:	$2,927,538	$3,943,113	$3,381,664	$1,357,749	$5,093,109

Investment Income:
Reinvested Dividends	-	125,458	43,222	16,402	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,794	53,208	47,173	18,559	72,308

Net Investment Income (Loss)	(43,794)	72,250	(3,951)	(2,157)	(72,308)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	326,840	-	25,263	-	353,302
Realized Gain (Loss) on Investments	234,865	(66,360)	31,622	(38,950)	119,075

Net Realized Capital Gains (Losses) on Investments	561,705	(66,360)	56,885	(38,950)	472,377
Net Change in Unrealized Appreciation (Depreciation)	1,710,850	(25,086)	37,269	100,328	756,988

Net Gain (Loss) on Investment	2,272,555	(91,446)	94,154	61,378	1,229,365

Net Increase (Decrease) in Net Assets Resulting from Operations	2,228,761	(19,196)	90,203	59,221	1,157,057

Increase (Decrease) in Net Assets from Contract Transactions	(875,048)	(425,519)	41,351	(63,201)	(885,143)

Total Increase (Decrease) in Net Assets	1,353,713	(444,715)	131,554	(3,980)	271,914

Net Assets as of December 31, 2020:	$4,281,251	$3,498,398	$3,513,218	$1,353,769	$5,365,023

Investment Income:
Reinvested Dividends	-	113,311	38,076	12,196	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,261	56,415	56,940	21,236	76,728

Net Investment Income (Loss)	(52,261)	56,896	(18,864)	(9,040)	(76,728)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	857,655	-	226,879	184,936	424,708
Realized Gain (Loss) on Investments	294,282	(10,929)	251,603	35,818	334,014

Net Realized Capital Gains (Losses) on Investments	1,151,937	(10,929)	478,482	220,754	758,722
Net Change in Unrealized Appreciation (Depreciation)	(1,471,578)	42,538	292,725	33,461	(601,184)

Net Gain (Loss) on Investment	(319,641)	31,609	771,207	254,215	157,538

Net Increase (Decrease) in Net Assets Resulting from Operations	(371,902)	88,505	752,343	245,175	80,810

Increase (Decrease) in Net Assets from Contract Transactions	(514,630)	123,501	(477,145)	(218,851)	(665,178)

Total Increase (Decrease) in Net Assets	(886,532)	212,006	275,198	26,324	(584,368)

Net Assets as of December 31, 2021:	$3,394,719	$3,710,404	$3,788,416	$1,380,093	$4,780,655

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Fidelity Advisor® Equity Growth Class A Shares Subaccount	Fidelity Advisor® Overseas Class A Shares Subaccount	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount

Net Assets as of December 31, 2019:	$2,186,705	$714,929	$793,586	$3,937,179	$558,653

Investment Income:
Reinvested Dividends	-	-	6,504	37,120	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,697	7,704	8,793	48,857	6,430

Net Investment Income (Loss)	(29,697)	(7,704)	(2,289)	(11,737)	(6,430)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	283,014	-	10,046	-	44,894
Realized Gain (Loss) on Investments	152,543	70,190	27,396	12,692	44,491

Net Realized Capital Gains (Losses) on Investments	435,557	70,190	37,442	12,692	89,385
Net Change in Unrealized Appreciation (Depreciation)	399,638	14,761	25,814	142,466	73,195

Net Gain (Loss) on Investment	835,195	84,951	63,256	155,158	162,580

Net Increase (Decrease) in Net Assets Resulting from Operations	805,498	77,247	60,967	143,421	156,150

Increase (Decrease) in Net Assets from Contract Transactions	(409,243)	(157,292)	(103,291)	(240,985)	(163,686)

Total Increase (Decrease) in Net Assets	396,255	(80,045)	(42,324)	(97,564)	(7,536)

Net Assets as of December 31, 2020:	$2,582,960	$634,884	$751,262	$3,839,615	$551,117

Investment Income:
Reinvested Dividends	-	-	3,739	58,889	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	36,966	8,862	10,842	53,500	7,410

Net Investment Income (Loss)	(36,966)	(8,862)	(7,103)	5,389	(7,410)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	341,614	15,019	96,919	-	119,757
Realized Gain (Loss) on Investments	81,216	17,663	45,794	113,102	26,432

Net Realized Capital Gains (Losses) on Investments	422,830	32,682	142,713	113,102	146,189
Net Change in Unrealized Appreciation (Depreciation)	151,145	84,644	22,009	25,649	(83,114)

Net Gain (Loss) on Investment	573,975	117,326	164,722	138,751	63,075

Net Increase (Decrease) in Net Assets Resulting from Operations	537,009	108,464	157,619	144,140	55,665

Increase (Decrease) in Net Assets from Contract Transactions	(139,327)	(24,342)	(59,754)	(515,010)	(28,161)

Total Increase (Decrease) in Net Assets	397,682	84,122	97,865	(370,870)	27,504

Net Assets as of December 31, 2021:	$2,980,642	$719,006	$849,127	$3,468,745	$578,621

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco Capital Appreciation Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount	Invesco Comstock Class A Shares Subaccount	Invesco Discovery Mid Cap Growth Class A Shares Subaccount(1)	Invesco Equity and Income Class A Shares Subaccount

Net Assets as of December 31, 2019:	$760,094	$294,809	$36,241,728	$-	$2,398,841

Investment Income:
Reinvested Dividends	-	1,302	761,228	-	37,250
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,700	3,267	465,647	15,171	26,963

Net Investment Income (Loss)	(11,700)	(1,965)	295,581	(15,171)	10,287

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,999	4,335	-	64,865	28,202
Realized Gain (Loss) on Investments	18,088	(6,999)	(680,465)	45,063	(43,311)

Net Realized Capital Gains (Losses) on Investments	47,087	(2,664)	(680,465)	109,928	(15,109)
Net Change in Unrealized Appreciation (Depreciation)	212,867	30,552	899,560	559,722	153,649

Net Gain (Loss) on Investment	259,954	27,888	219,095	669,650	138,540

Net Increase (Decrease) in Net Assets Resulting from Operations	248,254	25,923	514,676	654,479	148,827

Increase (Decrease) in Net Assets from Contract Transactions	(10,508)	(74,136)	(1,599,390)	1,227,894	(367,627)

Total Increase (Decrease) in Net Assets	237,746	(48,213)	(1,084,714)	1,882,373	(218,800)

Net Assets as of December 31, 2020:	$997,840	$246,596	$35,157,014	$1,882,373	$2,180,041

Investment Income:
Reinvested Dividends	-	924	516,750	-	30,475
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,411	3,472	521,668	25,323	30,353

Net Investment Income (Loss)	(16,411)	(2,548)	(4,918)	(25,323)	122

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	255,095	37,584	2,413,731	307,426	256,048
Realized Gain (Loss) on Investments	74,547	6,390	2,561,631	112,502	29,789

Net Realized Capital Gains (Losses) on Investments	329,642	43,974	4,975,362	419,928	285,837
Net Change in Unrealized Appreciation (Depreciation)	(100,564)	19,382	5,072,004	(84,194)	64,448

Net Gain (Loss) on Investment	229,078	63,356	10,047,366	335,734	350,285

Net Increase (Decrease) in Net Assets Resulting from Operations	212,667	60,808	10,042,448	310,411	350,407

Increase (Decrease) in Net Assets from Contract Transactions	(59,555)	(35,179)	(10,446,649)	(263,142)	(196,005)

Total Increase (Decrease) in Net Assets	153,112	25,629	(404,201)	47,269	154,402

Net Assets as of December 31, 2021:	$1,150,952	$272,225	$34,752,813	$1,929,642	$2,334,443

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco Fundamental Alternatives Class A Shares Subaccount	Invesco Global Class A Shares Subaccount	Invesco Main Street Class A Shares Subaccount	Invesco Main Street Mid Cap Class A Shares Subaccount	Invesco Value Opportunities Class A Shares Subaccount

Net Assets as of December 31, 2019:	$622,263	$2,814,484	$2,213,899	$974,834	$284,733

Investment Income:
Reinvested Dividends	9,433	-	18,429	-	700
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,404	35,254	30,210	34,121	3,559

Net Investment Income (Loss)	2,029	(35,254)	(11,781)	(34,121)	(2,859)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	174,676	51,875	27,958	-
Realized Gain (Loss) on Investments	1,934	181,631	5,858	(39,692)	(1,539)

Net Realized Capital Gains (Losses) on Investments	1,934	356,307	57,733	(11,734)	(1,539)
Net Change in Unrealized Appreciation (Depreciation)	(5,412)	344,228	210,820	736,433	21,029

Net Gain (Loss) on Investment	(3,478)	700,535	268,553	724,699	19,490

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,449)	665,281	256,772	690,578	16,631

Increase (Decrease) in Net Assets from Contract Transactions	(109,597)	(338,555)	(181,542)	1,652,528	(16,815)

Total Increase (Decrease) in Net Assets	(111,046)	326,726	75,230	2,343,106	(184)

Net Assets as of December 31, 2020:	$511,217	$3,141,210	$2,289,129	$3,317,940	$284,549

Investment Income:
Reinvested Dividends	13,662	-	14,842	6,744	1,747
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,567	42,205	36,476	52,162	4,621

Net Investment Income (Loss)	7,095	(42,205)	(21,634)	(45,418)	(2,874)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	221,792	410,652	521,356	23,891
Realized Gain (Loss) on Investments	581	163,215	81,666	217,473	9,079

Net Realized Capital Gains (Losses) on Investments	581	385,007	492,318	738,829	32,970
Net Change in Unrealized Appreciation (Depreciation)	(1,850)	76,903	101,570	(43,749)	56,060

Net Gain (Loss) on Investment	(1,269)	461,910	593,888	695,080	89,030

Net Increase (Decrease) in Net Assets Resulting from Operations	5,826	419,705	572,254	649,662	86,156

Increase (Decrease) in Net Assets from Contract Transactions	(22,673)	(262,197)	(238,041)	(691,754)	(53,988)

Total Increase (Decrease) in Net Assets	(16,847)	157,508	334,213	(42,092)	32,168

Net Assets as of December 31, 2021:	$494,370	$3,298,718	$2,623,342	$3,275,848	$316,717

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Janus Henderson Enterprise Class A Shares Subaccount	Janus Henderson Forty Class A Shares Subaccount	JPMorgan Small Cap Growth Class A Shares Subaccount	Lord Abbett Affiliated Class A Shares Subaccount	Lord Abbett Bond-Debenture Class A Shares Subaccount

Net Assets as of December 31, 2019:	$31,848,368	$6,621,794	$2,082,211	$1,800,322	$13,314,534

Investment Income:
Reinvested Dividends	-	10,781	1,325	33,721	495,821
Investment Expense:
Mortality and Expense Risk and Administrative Charges	452,903	93,603	30,587	23,441	177,158

Net Investment Income (Loss)	(452,903)	(82,822)	(29,262)	10,280	318,663

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,667,227	491,535	172,775	-	-
Realized Gain (Loss) on Investments	3,092,292	590,905	239,207	(28,006)	(3,904)

Net Realized Capital Gains (Losses) on Investments	5,759,519	1,082,440	411,982	(28,006)	(3,904)
Net Change in Unrealized Appreciation (Depreciation)	437,020	983,665	631,180	(16,435)	426,986

Net Gain (Loss) on Investment	6,196,539	2,066,105	1,043,162	(44,441)	423,082

Net Increase (Decrease) in Net Assets Resulting from Operations	5,743,636	1,983,283	1,013,900	(34,161)	741,745

Increase (Decrease) in Net Assets from Contract Transactions	(5,301,594)	(1,812,385)	(590,809)	3,647	(355,849)

Total Increase (Decrease) in Net Assets	442,042	170,898	423,091	(30,514)	385,896

Net Assets as of December 31, 2020:	$32,290,410	$6,792,692	$2,505,302	$1,769,808	$13,700,430

Investment Income:
Reinvested Dividends	222,370	27,513	-	26,102	439,851
Investment Expense:
Mortality and Expense Risk and Administrative Charges	482,535	103,045	35,529	25,897	185,462

Net Investment Income (Loss)	(260,165)	(75,532)	(35,529)	205	254,389

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,150,079	537,997	287,026	41,636	42,079
Realized Gain (Loss) on Investments	2,884,657	1,076,518	266,565	68,020	116,895

Net Realized Capital Gains (Losses) on Investments	7,034,736	1,614,515	553,591	109,656	158,974
Net Change in Unrealized Appreciation (Depreciation)	(2,208,843)	(187,542)	(673,693)	285,532	(150,455)

Net Gain (Loss) on Investment	4,825,893	1,426,973	(120,102)	395,188	8,519

Net Increase (Decrease) in Net Assets Resulting from Operations	4,565,728	1,351,441	(155,631)	395,393	262,908

Increase (Decrease) in Net Assets from Contract Transactions	(5,836,735)	(1,746,791)	(219,849)	(490,286)	(1,966,587)

Total Increase (Decrease) in Net Assets	(1,271,007)	(395,350)	(375,480)	(94,893)	(1,703,679)

Net Assets as of December 31, 2021:	$31,019,403	$6,397,342	$2,129,822	$1,674,915	$11,996,751

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Lord Abbett Mid Cap Stock Class A Shares Subaccount	MFS® Growth Class A Shares Subaccount	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount

Net Assets as of December 31, 2019:	$11,136,761	$14,129,662	$11,535,422	$6,870,604	$8,237,484

Investment Income:
Reinvested Dividends	123,022	-	-	50,576	106,478
Investment Expense:
Mortality and Expense Risk and Administrative Charges	127,954	178,952	146,955	81,598	111,939

Net Investment Income (Loss)	(4,932)	(178,952)	(146,955)	(31,022)	(5,461)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	541,592	105,146	-	-
Realized Gain (Loss) on Investments	534,970	1,641,982	1,526,691	88,232	(971,431)

Net Realized Capital Gains (Losses) on Investments	534,970	2,183,574	1,631,837	88,232	(971,431)
Net Change in Unrealized Appreciation (Depreciation)	(470,128)	1,468,435	1,896,574	627,683	1,092,511

Net Gain (Loss) on Investment	64,842	3,652,009	3,528,411	715,915	121,080

Net Increase (Decrease) in Net Assets Resulting from Operations	59,910	3,473,057	3,381,456	684,893	115,619

Increase (Decrease) in Net Assets from Contract Transactions	(856,641)	(2,795,064)	(2,617,477)	(716,447)	(93,579)

Total Increase (Decrease) in Net Assets	(796,731)	677,993	763,979	(31,554)	22,040

Net Assets as of December 31, 2020:	$10,340,030	$14,807,655	$12,299,401	$6,839,050	$8,259,524

Investment Income:
Reinvested Dividends	83,762	-	-	71,171	1,871,066
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,730	196,899	159,472	90,724	128,314

Net Investment Income (Loss)	(72,968)	(196,899)	(159,472)	(19,553)	1,742,752

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	837,523	450,145	426,523	-	-
Realized Gain (Loss) on Investments	819,966	2,130,149	1,413,141	228,628	(344,912)

Net Realized Capital Gains (Losses) on Investments	1,657,489	2,580,294	1,839,664	228,628	(344,912)
Net Change in Unrealized Appreciation (Depreciation)	1,111,017	617,614	(238,942)	464,808	965,651

Net Gain (Loss) on Investment	2,768,506	3,197,908	1,600,722	693,436	620,739

Net Increase (Decrease) in Net Assets Resulting from Operations	2,695,538	3,001,009	1,441,250	673,883	2,363,491

Increase (Decrease) in Net Assets from Contract Transactions	(1,379,295)	(3,185,524)	(1,907,181)	(702,959)	(2,805,921)

Total Increase (Decrease) in Net Assets	1,316,243	(184,515)	(465,931)	(29,076)	(442,430)

Net Assets as of December 31, 2021:	$11,656,273	$14,623,140	$11,833,470	$6,809,974	$7,817,094

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount	Pioneer High Yield Class A Shares Subaccount

Net Assets as of December 31, 2019:	$45,371,507	$30,569,591	$81,835,812	$873,144	$2,399,281

Investment Income:
Reinvested Dividends	645,295	630,246	1,670,586	4,479	116,003
Investment Expense:
Mortality and Expense Risk and Administrative Charges	620,627	423,498	1,106,763	13,589	33,238

Net Investment Income (Loss)	24,668	206,748	563,823	(9,110)	82,765

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,678,240	58,769	-
Realized Gain (Loss) on Investments	(660,417)	(63,771)	(466,859)	18,521	(59,723)

Net Realized Capital Gains (Losses) on Investments	(660,417)	(63,771)	2,211,381	77,290	(59,723)
Net Change in Unrealized Appreciation (Depreciation)	1,207,397	2,461,224	2,341,760	125,132	(6,369)

Net Gain (Loss) on Investment	546,980	2,397,453	4,553,141	202,422	(66,092)

Net Increase (Decrease) in Net Assets Resulting from Operations	571,648	2,604,201	5,116,964	193,312	16,673

Increase (Decrease) in Net Assets from Contract Transactions	(734,519)	(2,671,298)	(4,767,254)	25,572	(102,691)

Total Increase (Decrease) in Net Assets	(162,871)	(67,097)	349,710	218,884	(86,018)

Net Assets as of December 31, 2020:	$45,208,636	$30,502,494	$82,185,522	$1,092,028	$2,313,263

Investment Income:
Reinvested Dividends	236,849	1,423,082	1,549,724	1,361	97,665
Investment Expense:
Mortality and Expense Risk and Administrative Charges	658,376	449,787	1,136,816	17,864	34,748

Net Investment Income (Loss)	(421,527)	973,295	412,908	(16,503)	62,917

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	145,174	-
Realized Gain (Loss) on Investments	(234,757)	528,202	(337,813)	134,810	(765)

Net Realized Capital Gains (Losses) on Investments	(234,757)	528,202	(337,813)	279,984	(765)
Net Change in Unrealized Appreciation (Depreciation)	(420,828)	(392,872)	(2,109,891)	16,586	31,867

Net Gain (Loss) on Investment	(655,585)	135,330	(2,447,704)	296,570	31,102

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,077,112)	1,108,625	(2,034,796)	280,067	94,019

Increase (Decrease) in Net Assets from Contract Transactions	(809,408)	(2,413,178)	(3,621,245)	(331,317)	(120,601)

Total Increase (Decrease) in Net Assets	(1,886,520)	(1,304,553)	(5,656,041)	(51,250)	(26,582)

Net Assets as of December 31, 2021:	$43,322,116	$29,197,941	$76,529,481	$1,040,778	$2,286,681

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Pioneer Real Estate Shares Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount	Putnam Growth Opportunities Class A Shares Subaccount	Putnam International Equity Class A Shares Subaccount	Putnam Large Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2019:	$2,502,561	$390,291	$1,459,856	$12,328,992	$488,571

Investment Income:
Reinvested Dividends	39,219	-	-	142,270	7,848
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,417	5,225	21,915	147,640	6,109

Net Investment Income (Loss)	4,802	(5,225)	(21,915)	(5,370)	1,739

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,407	45,663	65,747	177,485	26,156
Realized Gain (Loss) on Investments	(401,086)	25,166	111,213	235,237	5,952

Net Realized Capital Gains (Losses) on Investments	(372,679)	70,829	176,960	412,722	32,108
Net Change in Unrealized Appreciation (Depreciation)	175,431	38,884	386,589	799,818	882

Net Gain (Loss) on Investment	(197,248)	109,713	563,549	1,212,540	32,990

Net Increase (Decrease) in Net Assets Resulting from Operations	(192,446)	104,488	541,634	1,207,170	34,729

Increase (Decrease) in Net Assets from Contract Transactions	55,440	(123,156)	37,640	(1,139,358)	87,888

Total Increase (Decrease) in Net Assets	(137,006)	(18,668)	579,274	67,812	122,617

Net Assets as of December 31, 2020:	$2,365,555	$371,623	$2,039,130	$12,396,804	$611,188

Investment Income:
Reinvested Dividends	25,216	-	-	165,385	8,186
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,964	6,196	27,795	162,695	8,936

Net Investment Income (Loss)	(12,748)	(6,196)	(27,795)	2,690	(750)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	67,316	42,068	188,897	1,282,745	38,193
Realized Gain (Loss) on Investments	(230,442)	29,408	133,790	516,874	41,797

Net Realized Capital Gains (Losses) on Investments	(163,126)	71,476	322,687	1,799,619	79,990
Net Change in Unrealized Appreciation (Depreciation)	970,875	(41,532)	112,686	(891,260)	71,339

Net Gain (Loss) on Investment	807,749	29,944	435,373	908,359	151,329

Net Increase (Decrease) in Net Assets Resulting from Operations	795,001	23,748	407,578	911,049	150,579

Increase (Decrease) in Net Assets from Contract Transactions	(864,854)	10,959	(202,959)	(1,273,853)	(78,479)

Total Increase (Decrease) in Net Assets	(69,853)	34,707	204,619	(362,804)	72,100

Net Assets as of December 31, 2021:	$2,295,702	$406,330	$2,243,749	$12,034,000	$683,288

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Asset Allocation - Conservative Class A Shares Subaccount	TA Asset Allocation - Moderate Class A Shares Subaccount	TA Asset Allocation - Moderate Growth Class A Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2019:	$4,459,313	$672,140	$676,723	$2,826,050	$46,621

Investment Income:
Reinvested Dividends	95,739	23,668	15,099	32,922	1,192
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,432	11,645	9,052	40,847	26,066

Net Investment Income (Loss)	50,307	12,023	6,047	(7,925)	(24,874)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	427,080	25,543	22,712	82,871	-
Realized Gain (Loss) on Investments	(182,668)	(1,170)	(2,655)	(55,063)	-

Net Realized Capital Gains (Losses) on Investments	244,412	24,373	20,057	27,808	-
Net Change in Unrealized Appreciation (Depreciation)	(696,063)	75,095	61,827	360,452	-

Net Gain (Loss) on Investment	(451,651)	99,468	81,884	388,260	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(401,344)	111,491	87,931	380,335	(24,874)

Increase (Decrease) in Net Assets from Contract Transactions	(338,939)	483,422	196,431	(239,482)	3,708,854

Total Increase (Decrease) in Net Assets	(740,283)	594,913	284,362	140,853	3,683,980

Net Assets as of December 31, 2020:	$3,719,030	$1,267,053	$961,085	$2,966,903	$3,730,601

Investment Income:
Reinvested Dividends	67,418	26,792	29,131	64,332	151
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,797	18,054	15,858	35,933	64,288

Net Investment Income (Loss)	19,621	8,738	13,273	28,399	(64,137)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	57,538	61,411	129,057	-
Realized Gain (Loss) on Investments	(188,561)	26,527	40,806	9,713	-

Net Realized Capital Gains (Losses) on Investments	(188,561)	84,065	102,217	138,770	-
Net Change in Unrealized Appreciation (Depreciation)	839,444	(40,749)	(46,240)	88,849	-

Net Gain (Loss) on Investment	650,883	43,316	55,977	227,619	-

Net Increase (Decrease) in Net Assets Resulting from Operations	670,504	52,054	69,250	256,018	(64,137)

Increase (Decrease) in Net Assets from Contract Transactions	(734,731)	(178,077)	167,949	(727,393)	350,648

Total Increase (Decrease) in Net Assets	(64,227)	(126,023)	237,199	(471,375)	286,511

Net Assets as of December 31, 2021:	$3,654,803	$1,141,030	$1,198,284	$2,495,528	$4,017,112

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Bond Class A Shares Subaccount	TA International Focus Initial Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Class A Shares Subaccount

Net Assets as of December 31, 2019:	$960,900	$98,971,470	$1,869,934	$224,764	$563,282

Investment Income:
Reinvested Dividends	22,187	2,085,233	14,896	-	11,141
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,494	1,358,121	19,340	4,548	13,595

Net Investment Income (Loss)	8,693	727,112	(4,444)	(4,548)	(2,454)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,331	-	56,322	12,611	60,462
Realized Gain (Loss) on Investments	2,629	(2,417,275)	(25,939)	69,499	18,914

Net Realized Capital Gains (Losses) on Investments	7,960	(2,417,275)	30,383	82,110	79,376
Net Change in Unrealized Appreciation (Depreciation)	25,082	19,457,218	(57,418)	157,785	103,012

Net Gain (Loss) on Investment	33,042	17,039,943	(27,035)	239,895	182,388

Net Increase (Decrease) in Net Assets Resulting from Operations	41,735	17,767,055	(31,479)	235,347	179,934

Increase (Decrease) in Net Assets from Contract Transactions	(27,865)	(17,459,085)	(185,873)	(116,689)	855,880

Total Increase (Decrease) in Net Assets	13,870	307,970	(217,352)	118,658	1,035,814

Net Assets as of December 31, 2020:	$974,770	$99,279,440	$1,652,582	$343,422	$1,599,096

Investment Income:
Reinvested Dividends	23,344	1,204,443	11,720	-	8,956
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,490	1,456,541	25,459	5,360	20,960

Net Investment Income (Loss)	7,854	(252,098)	(13,739)	(5,360)	(12,004)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,655	-	31,780	93,367	89,452
Realized Gain (Loss) on Investments	4,208	1,957,679	29,018	34,822	59,885

Net Realized Capital Gains (Losses) on Investments	9,863	1,957,679	60,798	128,189	149,337
Net Change in Unrealized Appreciation (Depreciation)	(31,922)	7,143,461	400,585	(124,730)	75,186

Net Gain (Loss) on Investment	(22,059)	9,101,140	461,383	3,459	224,523

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,205)	8,849,042	447,644	(1,901)	212,519

Increase (Decrease) in Net Assets from Contract Transactions	140,590	(12,750,356)	(62,369)	32,951	(283,003)

Total Increase (Decrease) in Net Assets	126,385	(3,901,314)	385,275	31,050	(70,484)

Net Assets as of December 31, 2021:	$1,101,155	$95,378,126	$2,037,857	$374,472	$1,528,612

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Small/Mid Cap Value Class A Shares Subaccount	TA Sustainable Equity Income Class A Shares Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA US Growth Class A Shares Subaccount

Net Assets as of December 31, 2019:	$33,454,606	$58,954,153	$5,299,872	$3,888,418	$35,973,537

Investment Income:
Reinvested Dividends	179,564	1,111,934	-	103,840	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	466,543	784,328	72,904	52,953	513,827

Net Investment Income (Loss)	(286,979)	327,606	(72,904)	50,887	(513,827)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	357,822	-	3,206,742
Realized Gain (Loss) on Investments	(1,203,870)	(3,982,241)	145,918	(33,409)	3,607,055

Net Realized Capital Gains (Losses) on Investments	(1,203,870)	(3,982,241)	503,740	(33,409)	6,813,797
Net Change in Unrealized Appreciation (Depreciation)	4,008,656	392,236	593,288	193,344	3,735,155

Net Gain (Loss) on Investment	2,804,786	(3,590,005)	1,097,028	159,935	10,548,952

Net Increase (Decrease) in Net Assets Resulting from Operations	2,517,807	(3,262,399)	1,024,124	210,822	10,035,125

Increase (Decrease) in Net Assets from Contract Transactions	(2,455,891)	3,302,812	(829,371)	(134,843)	(9,843,711)

Total Increase (Decrease) in Net Assets	61,916	40,413	194,753	75,979	191,414

Net Assets as of December 31, 2020:	$33,516,522	$58,994,566	$5,494,625	$3,964,397	$36,164,951

Investment Income:
Reinvested Dividends	18,037	652,762	-	65,820	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	508,210	863,339	83,018	60,848	544,661

Net Investment Income (Loss)	(490,173)	(210,577)	(83,018)	4,972	(544,661)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,239,336	8,129,949	586,386	-	4,274,111
Realized Gain (Loss) on Investments	2,088,158	(3,951,999)	292,894	80,812	4,267,641

Net Realized Capital Gains (Losses) on Investments	5,327,494	4,177,950	879,280	80,812	8,541,752
Net Change in Unrealized Appreciation (Depreciation)	2,996,355	7,035,184	(293,363)	355,598	(1,759,891)

Net Gain (Loss) on Investment	8,323,849	11,213,134	585,917	436,410	6,781,861

Net Increase (Decrease) in Net Assets Resulting from Operations	7,833,676	11,002,557	502,899	441,382	6,237,200

Increase (Decrease) in Net Assets from Contract Transactions	(9,068,364)	(13,488,954)	(658,455)	(420,562)	(7,925,066)

Total Increase (Decrease) in Net Assets	(1,234,688)	(2,486,397)	(155,556)	20,820	(1,687,866)

Net Assets as of December 31, 2021:	$32,281,834	$56,508,169	$5,339,069	$3,985,217	$34,477,085

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA WMC US Growth Service Class Subaccount	Virtus AllianzGI Dividend Value Class A Shares Subaccount	Virtus AllianzGI Small-Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2019:	$10,348	$4,149,849	$4,894,390

Investment Income:
Reinvested Dividends	-	65,860	71,017
Investment Expense:
Mortality and Expense Risk and Administrative Charges	270	56,007	51,532

Net Investment Income (Loss)	(270)	9,853	19,485

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,293	148	14,674
Realized Gain (Loss) on Investments	142	(361,585)	(654,061)

Net Realized Capital Gains (Losses) on Investments	1,435	(361,437)	(639,387)
Net Change in Unrealized Appreciation (Depreciation)	4,048	218,092	272,238

Net Gain (Loss) on Investment	5,483	(143,345)	(367,149)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,213	(133,492)	(347,664)

Increase (Decrease) in Net Assets from Contract Transactions	10,969	(162,527)	(466,739)

Total Increase (Decrease) in Net Assets	16,182	(296,019)	(814,403)

Net Assets as of December 31, 2020:	$26,530	$3,853,830	$4,079,987

Investment Income:
Reinvested Dividends	-	53,230	44,037
Investment Expense:
Mortality and Expense Risk and Administrative Charges	358	60,556	61,290

Net Investment Income (Loss)	(358)	(7,326)	(17,253)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,157	190,265	290,396
Realized Gain (Loss) on Investments	5,683	(216,633)	(492,402)

Net Realized Capital Gains (Losses) on Investments	7,840	(26,368)	(202,006)
Net Change in Unrealized Appreciation (Depreciation)	(3,152)	958,242	1,109,812

Net Gain (Loss) on Investment	4,688	931,874	907,806

Net Increase (Decrease) in Net Assets Resulting from Operations	4,330	924,548	890,553

Increase (Decrease) in Net Assets from Contract Transactions	(16,200)	(1,056,544)	(735,832)

Total Increase (Decrease) in Net Assets	(11,870)	(131,996)	154,721

Net Assets as of December 31, 2021:	$14,660	$3,721,834	$4,234,708

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

1. Organization

Organization

Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
American Funds	American Funds
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America® Fund Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America® Fund Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Class N Shares
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares

25

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

  Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage SMID Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Portfolio Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Fund Investor A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Growth Fund Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Large Cap Focus Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Portfolio Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Investor A Shares
BlackRock U.S. Government Bond Investor A Shares	BlackRock U.S. Government Bond Portfolio Investor A Shares
BNY Mellon Fund	BNY Mellon Fund
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Class Fund A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Mid Cap Growth Class A Shares	Columbia Mid Cap Growth Fund Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Fund Class A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Smid Cap Growth Class A Shares	Delaware Smid Cap Growth Fund Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Equity Income Class A Shares	Federated Hermes Equity Income Fund Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Funds	Templeton Funds
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares

26

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Capital Appreciation Class A Shares	Invesco Capital Appreciation Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Fund Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Fundamental Alternatives Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Real Estate Shares Class A Shares	Pioneer Real Estate Shares Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam Growth Opportunities Class A Shares	Putnam Growth Opportunities Class A Shares
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Large Cap Value Class A Shares	Putnam Equity Income Class A Shares

27

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Virtus Funds	Allianz Funds
Virtus AllianzGI Dividend Value Class A Shares	Virtus AllianzGI Dividend Value Fund Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	Virtus AllianzGI Small-Cap Value Fund Class A Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco Discovery Mid Cap Growth Class A Shares	April 17, 2020
BlackRock Large Cap Focus Growth Investor A Shares	December 6, 2019
TA BlackRock Government Money Market Initial Class	November 29, 2019
TA Morgan Stanley Capital Growth Service Class	November 1, 2019
TA Aegon Sustainable Equity Income Service Class	August 18, 2017
TA International Focus Initial Class	August 18, 2017
TA JPMorgan Mid Cap Value Service Class	August 18, 2017
TA T. Rowe Price Small Cap Service Class	August 18, 2017
TA TS&W International Equity Service Class	August 18, 2017
TA WMC US Growth Service Class	August 18, 2017
AMG Renaissance Large Cap Growth Class N Shares	July 31, 2017
Putnam Large Cap Value Class A Shares	May 11, 2017
TA Asset Allocation - Conservative Class A Shares	March 27, 2017
TA Asset Allocation - Moderate Class A Shares	March 27, 2017
TA Asset Allocation - Moderate Growth Class A Shares	March 27, 2017
TA Multi-Managed Balanced Class A Shares	March 27, 2017

28

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage U.S. Total Market Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Basic Value Investor A Shares
Putnam Large Cap Value Class A Shares	Putnam Equity Income Class A Shares
TA International Focus Initial Class	TA International Growth Initial Class
Virtus AllianzGI Dividend Value Class A Shares	AllianzGI Dividend Value Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	AllianzGI Small-Cap Value Class A Shares

29

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

30

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$396,966	$1,255,185
AB International Value Class A Shares	255,107	358,474
AB Large Cap Growth Class A Shares	268,063	1,389,351
AB Relative Value Class A Shares	482,393	1,241,308
AB Value Class A Shares	38,823	92,724
American Funds - EuroPacific Growth Fund® Class F -1 Shares	518,192	911,738
American Funds - Growth Fund of America® Class F -1 Shares	1,291,606	3,284,929
American Funds - Income Fund of America® Class F -1 Shares	253,893	1,020,085
American Funds - Investment Company of America® Class F -1 Shares	447,123	1,104,190
American Funds - The Bond Fund of America® Class A Shares	86,877	678,585
American Funds - The Bond Fund of America® Class F -1 Shares	107,648	347,547
American Funds - The Growth Fund of America® Class A Shares	3,742,669	5,867,315
American Funds - The Income Fund of America® Class A Shares	701,463	1,099,253
American Funds - The Investment Company of America® Class A Shares	1,594,262	2,725,086
AMG Renaissance Large Cap Growth Class N Shares	7,798	40,848
BlackRock Advantage Global Investor A Shares	53,130	32,662
BlackRock Advantage International Investor A Shares	397,405	389,544
BlackRock Advantage Large Cap Core Investor A Shares	1,092,744	1,372,353
BlackRock Advantage Large Cap Value Investor A Shares	809,533	1,185,536
BlackRock Advantage SMID Investor A Shares	1,926,166	926,001
BlackRock Capital Appreciation Investor A Shares	7,187,493	11,768,668
BlackRock Global Allocation Investor A Shares	10,876,198	15,097,934
BlackRock High Yield Bond Investor A Shares	2,253,394	3,289,289
BlackRock International Investor A Shares	329,989	621,431
BlackRock iShares MSCI EAFE International Index Investor A Shares	3,670	23,535
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	3,154	2,259
BlackRock iShares S&P 500 Index Investor A Shares	1,205,148	5,573,942
BlackRock Large Cap Focus Growth Investor A Shares	619,281	1,143,744
BlackRock Large Cap Focus Value Investor A Shares	5,553,512	7,499,027
BlackRock Low Duration Bond Investor A Shares	725	5,691
BlackRock Total Return Investor A Shares	8,919,835	10,497,782
BlackRock U.S. Government Bond Investor A Shares	2,338,230	2,788,521
BNY Mellon Appreciation Investor Shares	665,746	2,970,779
Cohen & Steers Real Estate Securities Class A Shares	33,188	91,354
Columbia Large Cap Growth Opportunity Class A Shares	2,181,575	1,191,764
Columbia Mid Cap Growth Class A Shares	109,529	93,156

31

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
Columbia Select Small Cap Value Class A Shares	$844,017	$3,297,575
Davis New York Venture Class A Shares	4,806,917	3,824,951
Delaware Smid Cap Growth Class A Shares	946,485	655,719
Eaton Vance Floating-Rate Class A Shares	906,976	726,513
Eaton Vance Large-Cap Value Class A Shares	731,908	1,001,031
Federated Hermes Equity Income Class A Shares	241,737	284,635
Federated Hermes Kaufmann Class A Shares	816,575	1,133,773
Fidelity Advisor® Equity Growth Class A Shares	344,013	178,690
Fidelity Advisor® Overseas Class A Shares	15,019	33,204
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	127,835	97,773
Franklin Templeton Growth Class A Shares	170,734	680,357
Invesco American Franchise Fund Class A Shares	141,669	57,483
Invesco Capital Appreciation Class A Shares	401,528	222,395
Invesco Charter Class A Shares	38,509	38,651
Invesco Comstock Class A Shares	3,226,787	11,264,625
Invesco Discovery Mid Cap Growth Class A Shares	321,468	302,507
Invesco Equity and Income Class A Shares	286,523	226,358
Invesco Fundamental Alternatives Class A Shares	17,980	33,557
Invesco Global Class A Shares	266,841	349,451
Invesco Main Street Class A Shares	463,113	312,142
Invesco Main Street Mid Cap Class A Shares	671,613	887,429
Invesco Value Opportunities Class A Shares	28,787	61,757
Janus Henderson Enterprise Class A Shares	4,747,468	6,694,281
Janus Henderson Forty Class A Shares	1,061,203	2,345,530
JPMorgan Small Cap Growth Class A Shares	631,411	599,763
Lord Abbett Affiliated Class A Shares	173,585	622,034
Lord Abbett Bond-Debenture Class A Shares	1,120,950	2,790,883
Lord Abbett Mid Cap Stock Class A Shares	1,048,534	1,663,276
MFS® Growth Class A Shares	744,502	3,676,779
MFS® Mid Cap Growth Class A Shares	905,594	2,545,725
MFS® Research International Class A Shares	127,166	849,676
PIMCO CommodityRealReturn Strategy Class A Shares	2,257,548	3,320,713
PIMCO Low Duration Class A Shares	6,162,826	7,393,792
PIMCO Real Return Class A Shares	4,004,113	5,444,104
PIMCO Total Return Class A Shares	10,058,172	13,266,665
Pioneer Class A Shares	298,552	501,209

32

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
Pioneer High Yield Class A Shares	$276,846	$334,395
Pioneer Real Estate Shares Class A Shares	306,450	1,116,731
Pioneer Select Mid Cap Growth Class A Shares	146,529	99,697
Putnam Growth Opportunities Class A Shares	188,898	230,753
Putnam International Equity Class A Shares	1,809,929	1,798,349
Putnam Large Cap Value Class A Shares	106,322	147,357
TA Aegon Sustainable Equity Income Service Class	99,318	814,425
TA Asset Allocation - Conservative Class A Shares	387,322	499,123
TA Asset Allocation - Moderate Class A Shares	745,269	502,636
TA Asset Allocation - Moderate Growth Class A Shares	393,039	962,977
TA BlackRock Government Money Market Initial Class	7,776,832	7,490,320
TA Bond Class A Shares	263,773	109,642
TA International Focus Initial Class	4,486,471	17,488,908
TA JPMorgan Mid Cap Value Service Class	132,250	176,578
TA Morgan Stanley Capital Growth Service Class	183,006	62,048
TA Multi-Managed Balanced Class A Shares	102,057	307,611
TA Small/Mid Cap Value Class A Shares	4,247,371	10,566,576
TA Sustainable Equity Income Class A Shares	9,200,927	14,770,499
TA T. Rowe Price Small Cap Service Class	913,170	1,068,257
TA TS&W International Equity Service Class	181,351	596,943
TA US Growth Class A Shares	5,447,848	9,643,452
TA WMC US Growth Service Class	2,563	16,963
Virtus AllianzGI Dividend Value Class A Shares	341,589	1,215,193
Virtus AllianzGI Small-Cap Value Class A Shares	361,960	824,649

33

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Discovery Value Class A Shares	4,113	(35,267)	(31,154)	20,375	(26,045)	(5,670)
AB International Value Class A Shares	30,002	(47,420)	(17,418)	51,433	(41,322)	10,111
AB Large Cap Growth Class A Shares	571	(17,539)	(16,968)	6,214	(12,551)	(6,337)
AB Relative Value Class A Shares	621	(26,959)	(26,338)	18,347	(30,281)	(11,934)
AB Value Class A Shares	131	(4,484)	(4,353)	1,314	(1,491)	(177)
American Funds - EuroPacific Growth Fund® Class F -1 Shares	5,628	(27,514)	(21,886)	8,132	(25,598)	(17,466)
American Funds - Growth Fund of America® Class F -1 Shares	1,756	(59,264)	(57,508)	1,926	(33,356)	(31,430)
American Funds - Income Fund of America® Class F -1 Shares	146	(36,664)	(36,518)	-	(20,680)	(20,680)
American Funds - Investment Company of America® Class F -1 Shares	265	(28,468)	(28,203)	-	(25,323)	(25,323)
American Funds - The Bond Fund of America® Class A Shares	-	(35,475)	(35,475)	-	(53,455)	(53,455)
American Funds - The Bond Fund of America® Class F -1 Shares	4,515	(22,269)	(17,754)	3,427	(25,165)	(21,738)
American Funds - The Growth Fund of America® Class A Shares	486	(71,414)	(70,928)	366	(92,785)	(92,419)
American Funds - The Income Fund of America® Class A Shares	140	(25,905)	(25,765)	-	(69,892)	(69,892)
American Funds - The Investment Company of America® Class A Shares	-	(49,042)	(49,042)	341	(80,267)	(79,926)
AMG Renaissance Large Cap Growth Class N Shares	83	(2,110)	(2,027)	178	(636)	(458)
BlackRock Advantage Global Investor A Shares	-	(823)	(823)	-	(2,277)	(2,277)
BlackRock Advantage International Investor A Shares	12,320	(18,840)	(6,520)	22,822	(26,589)	(3,767)
BlackRock Advantage Large Cap Core Investor A Shares	378	(33,400)	(33,022)	4,893	(26,536)	(21,643)
BlackRock Advantage Large Cap Value Investor A Shares	7,648	(39,702)	(32,054)	15,054	(15,411)	(357)
BlackRock Advantage SMID Investor A Shares	2,262	(20,390)	(18,128)	1,847	(20,410)	(18,563)
BlackRock Capital Appreciation Investor A Shares	33,759	(207,537)	(173,778)	13,085	(320,981)	(307,896)
BlackRock Global Allocation Investor A Shares	69,821	(450,978)	(381,157)	38,691	(508,784)	(470,093)
BlackRock High Yield Bond Investor A Shares	84,534	(184,919)	(100,385)	100,444	(152,037)	(51,593)
BlackRock International Investor A Shares	10,075	(31,707)	(21,632)	24,144	(31,913)	(7,769)
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(1,101)	(1,101)	-	(1,115)	(1,115)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	(43)	(43)	-	(1,061)	(1,061)
BlackRock iShares S&P 500 Index Investor A Shares	29,102	(185,935)	(156,833)	103,740	(188,861)	(85,121)

34

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
BlackRock Large Cap Focus Growth Investor A Shares	7,159	(68,018)	(60,859)	8,530	(107,566)	(99,036)
BlackRock Large Cap Focus Value Investor A Shares	20,872	(242,312)	(221,440)	180,256	(213,582)	(33,326)
BlackRock Low Duration Bond Investor A Shares	-	(447)	(447)	-	(1,649)	(1,649)
BlackRock Total Return Investor A Shares	498,560	(626,888)	(128,328)	707,133	(910,931)	(203,798)
BlackRock U.S. Government Bond Investor A Shares	195,836	(234,025)	(38,189)	335,880	(344,950)	(9,070)
BNY Mellon Appreciation Investor Shares	7,454	(74,649)	(67,195)	11,150	(78,568)	(67,418)
Cohen & Steers Real Estate Securities Class A Shares	155	(2,352)	(2,197)	423	(3,610)	(3,187)
Columbia Large Cap Growth Opportunity Class A Shares	6,864	(45,118)	(38,254)	1,430	(70,679)	(69,249)
Columbia Mid Cap Growth Class A Shares	474	(2,820)	(2,346)	3,308	(3,562)	(254)
Columbia Select Small Cap Value Class A Shares	2,787	(59,163)	(56,376)	68,884	(85,560)	(16,676)
Davis New York Venture Class A Shares	19,796	(98,562)	(78,766)	32,460	(101,150)	(68,690)
Delaware Smid Cap Growth Class A Shares	1,521	(9,972)	(8,451)	10	(21,375)	(21,365)
Eaton Vance Floating-Rate Class A Shares	55,388	(46,743)	8,645	40,254	(72,837)	(32,583)
Eaton Vance Large-Cap Value Class A Shares	22,678	(45,773)	(23,095)	31,284	(25,448)	5,836
Federated Hermes Equity Income Class A Shares	2,488	(14,824)	(12,336)	8,890	(13,259)	(4,369)
Federated Hermes Kaufmann Class A Shares	8,593	(21,806)	(13,213)	3,277	(26,223)	(22,946)
Fidelity Advisor® Equity Growth Class A Shares	32	(2,013)	(1,981)	-	(8,224)	(8,224)
Fidelity Advisor® Overseas Class A Shares	-	(694)	(694)	-	(5,416)	(5,416)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	542	(1,656)	(1,114)	100	(2,963)	(2,863)
Franklin Templeton Growth Class A Shares	5,381	(32,897)	(27,516)	8,582	(21,597)	(13,015)
Invesco American Franchise Fund Class A Shares	722	(1,668)	(946)	219	(8,371)	(8,152)
Invesco Capital Appreciation Class A Shares	4,181	(5,497)	(1,316)	3,138	(3,869)	(731)
Invesco Charter Class A Shares	-	(1,238)	(1,238)	68	(3,510)	(3,442)
Invesco Comstock Class A Shares	10,668	(345,312)	(334,644)	271,201	(271,980)	(779)
Invesco Discovery Mid Cap Growth Class A Shares	883	(16,284)	(15,401)	140,832	(18,899)	121,933
Invesco Equity and Income Class A Shares	-	(5,236)	(5,236)	96	(12,695)	(12,599)
Invesco Fundamental Alternatives Class A Shares	254	(1,590)	(1,336)	803	(7,443)	(6,640)

35

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Invesco Global Class A Shares	816	(5,307)	(4,491)	1,312	(8,741)	(7,429)
Invesco Main Street Class A Shares	1,032	(6,585)	(5,553)	2,033	(7,712)	(5,679)
Invesco Main Street Mid Cap Class A Shares	4,225	(24,586)	(20,361)	88,932	(12,970)	75,962
Invesco Value Opportunities Class A Shares	1,385	(27,354)	(25,969)	20,549	(26,928)	(6,379)
Janus Henderson Enterprise Class A Shares	6,833	(109,149)	(102,316)	68,530	(169,869)	(101,339)
Janus Henderson Forty Class A Shares	10,260	(44,770)	(34,510)	10,010	(61,778)	(51,768)
JPMorgan Small Cap Growth Class A Shares	7,520	(11,809)	(4,289)	4,131	(20,386)	(16,255)
Lord Abbett Affiliated Class A Shares	4,231	(23,633)	(19,402)	9,902	(9,087)	815
Lord Abbett Bond-Debenture Class A Shares	27,695	(99,096)	(71,401)	58,938	(78,258)	(19,320)
Lord Abbett Mid Cap Stock Class A Shares	5,288	(50,694)	(45,406)	23,258	(56,320)	(33,062)
MFS® Growth Class A Shares	6,944	(72,845)	(65,901)	18,041	(100,637)	(82,596)
MFS® Mid Cap Growth Class A Shares	8,633	(39,400)	(30,767)	3,239	(57,620)	(54,381)
MFS® Research International Class A Shares	1,660	(22,044)	(20,384)	2,957	(28,331)	(25,374)
PIMCO CommodityRealReturn Strategy Class A Shares	54,568	(445,315)	(390,747)	257,670	(238,306)	19,364
PIMCO Low Duration Class A Shares	504,025	(571,638)	(67,613)	825,000	(898,238)	(73,238)
PIMCO Real Return Class A Shares	173,954	(329,508)	(155,554)	322,091	(528,970)	(206,879)
PIMCO Total Return Class A Shares	509,507	(707,585)	(198,078)	777,684	(1,085,401)	(307,717)
Pioneer Class A Shares	4,138	(11,872)	(7,734)	14,691	(13,873)	818
Pioneer High Yield Class A Shares	9,052	(15,111)	(6,059)	13,558	(19,794)	(6,236)
Pioneer Real Estate Shares Class A Shares	10,077	(48,870)	(38,793)	24,598	(20,572)	4,026
Pioneer Select Mid Cap Growth Class A Shares	2,243	(2,026)	217	563	(4,277)	(3,714)
Putnam Growth Opportunities Class A Shares	—	(7,602)	(7,602)	12,520	(10,673)	1,847
Putnam International Equity Class A Shares	13,273	(59,883)	(46,610)	17,949	(65,106)	(47,157)
Putnam Large Cap Value Class A Shares	3,793	(8,616)	(4,823)	10,604	(3,176)	7,428
TA Aegon Sustainable Equity Income Service Class	2,813	(68,484)	(65,671)	28,923	(62,197)	(33,274)
TA Asset Allocation - Conservative Class A Shares	23,841	(37,629)	(13,788)	45,232	(3,257)	41,975
TA Asset Allocation - Moderate Class A Shares	49,975	(36,962)	13,013	17,761	(2,353)	15,408

36

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA Asset Allocation - Moderate Growth Class A Shares	14,277	(67,095)	(52,818)	29,335	(50,952)	(21,617)
TA BlackRock Government Money Market Initial Class	790,655	(756,264)	34,391	788,651	(415,971)	372,680
TA Bond Class A Shares	156,193	(62,632)	93,561	108,452	(131,022)	(22,570)
TA International Focus Initial Class	250,809	(1,180,644)	(929,835)	601,870	(2,052,491)	(1,450,621)
TA JPMorgan Mid Cap Value Service Class	6,635	(11,027)	(4,392)	2,382	(20,962)	(18,580)
TA Morgan Stanley Capital Growth Service Class	4,040	(2,273)	1,767	3,009	(9,116)	(6,107)
TA Multi-Managed Balanced Class A Shares	252	(19,474)	(19,222)	85,749	(17,568)	68,181
TA Small/Mid Cap Value Class A Shares	35,966	(363,269)	(327,303)	369,188	(390,823)	(21,635)
TA Sustainable Equity Income Class A Shares	29,447	(926,410)	(896,963)	1,002,711	(591,851)	410,860
TA T. Rowe Price Small Cap Service Class	19,778	(58,264)	(38,486)	21,100	(79,930)	(58,830)
TA TS&W International Equity Service Class	10,138	(45,690)	(35,552)	35,601	(45,009)	(9,408)
TA US Growth Class A Shares	33,586	(239,115)	(205,529)	14,836	(364,318)	(349,482)
TA WMC US Growth Service Class	20	(737)	(717)	745	(108)	637
Virtus AllianzGI Dividend Value Class A Shares	6,136	(66,375)	(60,239)	35,063	(43,787)	(8,724)
Virtus AllianzGI Small-Cap Value Class A Shares	689	(21,401)	(20,712)	129	(15,362)	(15,233)

37

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
AB Discovery Value Class A Shares	$146,535	$(1,211,026)	$(1,064,491)	$388,945	$(626,493)	$(237,548)
AB International Value Class A Shares	213,685	(334,365)	(120,680)	264,994	(247,878)	17,116
AB Large Cap Growth Class A Shares	43,509	(1,349,963)	(1,306,454)	324,111	(757,202)	(433,091)
AB Relative Value Class A Shares	26,476	(1,177,151)	(1,150,675)	502,864	(1,047,885)	(545,021)
AB Value Class A Shares	2,458	(86,614)	(84,156)	17,289	(20,959)	(3,670)
American Funds - EuroPacific Growth Fund® Class F -1 Shares	174,438	(852,575)	(678,137)	190,561	(572,542)	(381,981)
American Funds - Growth Fund of America® Class F -1 Shares	89,873	(3,041,606)	(2,951,733)	59,432	(1,200,327)	(1,140,895)
American Funds - Income Fund of America® Class F -1 Shares	3,687	(960,347)	(956,660)	-	(457,776)	(457,776)
American Funds - Investment Company of America® Class F -1 Shares	8,739	(1,008,594)	(999,855)	-	(683,560)	(683,560)
American Funds - The Bond Fund of America® Class A Shares	-	(620,797)	(620,797)	-	(913,879)	(913,879)
American Funds - The Bond Fund of America® Class F -1 Shares	62,935	(312,826)	(249,891)	45,841	(348,813)	(302,972)
American Funds - The Growth Fund of America® Class A Shares	34,293	(5,246,139)	(5,211,846)	18,626	(4,760,261)	(4,741,635)
American Funds - The Income Fund of America® Class A Shares	4,961	(961,936)	(956,975)	-	(2,199,719)	(2,199,719)
American Funds - The Investment Company of America® Class A Shares	-	(2,426,786)	(2,426,786)	12,338	(2,975,475)	(2,963,137)
AMG Renaissance Large Cap Growth Class N Shares	1,370	(39,310)	(37,940)	2,386	(8,846)	(6,460)
BlackRock Advantage Global Investor A Shares	-	(27,574)	(27,574)	-	(54,019)	(54,019)
BlackRock Advantage International Investor A Shares	240,305	(361,116)	(120,811)	326,298	(400,637)	(74,339)
BlackRock Advantage Large Cap Core Investor A Shares	12,499	(1,279,821)	(1,267,322)	116,652	(732,130)	(615,478)
BlackRock Advantage Large Cap Value Investor A Shares	219,117	(1,130,871)	(911,754)	290,389	(328,256)	(37,867)
BlackRock Advantage SMID Investor A Shares	73,812	(851,269)	(777,457)	40,311	(697,271)	(656,960)
BlackRock Capital Appreciation Investor A Shares	1,625,725	(11,130,347)	(9,504,622)	540,080	(12,398,534)	(11,858,454)

38

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
BlackRock Global Allocation Investor A Shares	$1,908,614	$(13,846,205)	$(11,937,591)	$938,729	$(12,437,041)	$(11,498,312)
BlackRock High Yield Bond Investor A Shares	1,386,298	(3,026,337)	(1,640,039)	1,532,106	(2,252,522)	(720,416)
BlackRock International Investor A Shares	184,585	(589,091)	(404,506)	301,472	(450,085)	(148,613)
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(21,387)	(21,387)	-	(18,127)	(18,127)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	(1,543)	(1,543)	-	(18,063)	(18,063)
BlackRock iShares S&P 500 Index Investor A Shares	788,354	(5,206,908)	(4,418,554)	2,023,476	(4,054,040)	(2,030,564)
BlackRock Large Cap Focus Growth Investor A Shares	106,750	(1,079,899)	(973,149)	92,907	(1,280,959)	(1,188,052)
BlackRock Large Cap Focus Value Investor A Shares	611,125	(7,081,513)	(6,470,388)	3,364,212	(4,977,292)	(1,613,080)
BlackRock Low Duration Bond Investor A Shares	-	(4,649)	(4,649)	-	(16,894)	(16,894)
BlackRock Total Return Investor A Shares	7,583,928	(9,629,759)	(2,045,831)	10,928,941	(13,392,325)	(2,463,384)
BlackRock U.S. Government Bond Investor A Shares	2,154,201	(2,584,400)	(430,199)	3,789,733	(3,869,118)	(79,385)
BNY Mellon Appreciation Investor Shares	267,579	(2,818,429)	(2,550,850)	316,727	(2,202,364)	(1,885,637)
Cohen & Steers Real Estate Securities Class A Shares	5,638	(83,146)	(77,508)	9,534	(85,931)	(76,397)
Columbia Large Cap Growth Opportunity Class A Shares	156,803	(1,101,865)	(945,062)	26,539	(1,237,866)	(1,211,327)
Columbia Mid Cap Growth Class A Shares	12,545	(85,420)	(72,875)	73,716	(78,089)	(4,373)
Columbia Select Small Cap Value Class A Shares	146,143	(3,151,327)	(3,005,184)	1,800,018	(3,222,879)	(1,422,861)
Davis New York Venture Class A Shares	651,318	(3,520,705)	(2,869,387)	712,871	(2,817,563)	(2,104,692)
Delaware Smid Cap Growth Class A Shares	90,016	(604,646)	(514,630)	276	(875,324)	(875,048)
Eaton Vance Floating-Rate Class A Shares	802,793	(679,292)	123,501	553,994	(979,513)	(425,519)
Eaton Vance Large-Cap Value Class A Shares	469,976	(947,121)	(477,145)	466,955	(425,604)	41,351
Federated Hermes Equity Income Class A Shares	45,148	(263,999)	(218,851)	106,792	(169,993)	(63,201)
Federated Hermes Kaufmann Class A Shares	401,321	(1,066,499)	(665,178)	133,542	(1,018,685)	(885,143)
Fidelity Advisor® Equity Growth Class A Shares	2,505	(141,832)	(139,327)	-	(409,243)	(409,243)
Fidelity Advisor® Overseas Class A Shares	-	(24,342)	(24,342)	-	(157,292)	(157,292)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	27,205	(86,959)	(59,754)	3,527	(106,818)	(103,291)
Franklin Templeton Growth Class A Shares	114,226	(629,236)	(515,010)	135,250	(376,235)	(240,985)

39

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Invesco American Franchise Fund Class A Shares	$22,011	$(50,172)	$(28,161)	$6,000	$(169,686)	$(163,686)
Invesco Capital Appreciation Class A Shares	146,975	(206,530)	(59,555)	95,810	(106,318)	(10,508)
Invesco Charter Class A Shares	-	(35,179)	(35,179)	1,484	(75,620)	(74,136)
Invesco Comstock Class A Shares	305,507	(10,752,156)	(10,446,649)	5,013,789	(6,613,179)	(1,599,390)
Invesco Discovery Mid Cap Growth Class A Shares	14,243	(277,385)	(263,142)	1,466,239	(238,345)	1,227,894
Invesco Equity and Income Class A Shares	-	(196,005)	(196,005)	2,696	(370,323)	(367,627)
Invesco Fundamental Alternatives Class A Shares	4,335	(27,008)	(22,673)	13,557	(123,154)	(109,597)
Invesco Global Class A Shares	45,507	(307,704)	(262,197)	57,824	(396,379)	(338,555)
Invesco Main Street Class A Shares	37,800	(275,841)	(238,041)	53,675	(235,217)	(181,542)
Invesco Main Street Mid Cap Class A Shares	145,223	(836,977)	(691,754)	1,993,743	(341,215)	1,652,528
Invesco Value Opportunities Class A Shares	3,157	(57,145)	(53,988)	22,735	(39,550)	(16,815)
Janus Henderson Enterprise Class A Shares	385,033	(6,221,768)	(5,836,735)	2,338,417	(7,640,011)	(5,301,594)
Janus Henderson Forty Class A Shares	502,317	(2,249,108)	(1,746,791)	326,898	(2,139,283)	(1,812,385)
JPMorgan Small Cap Growth Class A Shares	347,060	(566,909)	(219,849)	114,746	(705,555)	(590,809)
Lord Abbett Affiliated Class A Shares	106,424	(596,710)	(490,286)	178,777	(175,130)	3,647
Lord Abbett Bond-Debenture Class A Shares	658,756	(2,625,343)	(1,966,587)	1,449,792	(1,805,641)	(355,849)
Lord Abbett Mid Cap Stock Class A Shares	130,596	(1,509,891)	(1,379,295)	401,758	(1,258,399)	(856,641)
MFS® Growth Class A Shares	295,892	(3,481,416)	(3,185,524)	671,498	(3,466,562)	(2,795,064)
MFS® Mid Cap Growth Class A Shares	480,767	(2,387,948)	(1,907,181)	140,980	(2,758,457)	(2,617,477)
MFS® Research International Class A Shares	56,973	(759,932)	(702,959)	69,605	(786,052)	(716,447)
PIMCO CommodityRealReturn Strategy Class A Shares	389,788	(3,195,709)	(2,805,921)	1,142,845	(1,236,424)	(93,579)
PIMCO Low Duration Class A Shares	5,979,553	(6,788,961)	(809,408)	9,897,789	(10,632,308)	(734,519)
PIMCO Real Return Class A Shares	2,620,282	(5,033,460)	(2,413,178)	4,752,830	(7,424,128)	(2,671,298)
PIMCO Total Return Class A Shares	8,636,639	(12,257,884)	(3,621,245)	13,527,744	(18,294,998)	(4,767,254)
Pioneer Class A Shares	152,183	(483,500)	(331,317)	433,123	(407,551)	25,572
Pioneer High Yield Class A Shares	183,363	(303,964)	(120,601)	248,232	(350,923)	(102,691)
Pioneer Real Estate Shares Class A Shares	215,429	(1,080,283)	(864,854)	409,727	(354,287)	55,440

40

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Pioneer Select Mid Cap Growth Class A Shares	$104,616	$(93,657)	$10,959	$18,694	$(141,850)	$(123,156)
Putnam Growth Opportunities Class A Shares	-	(202,959)	(202,959)	255,233	(217,593)	37,640
Putnam International Equity Class A Shares	363,167	(1,637,020)	(1,273,853)	342,753	(1,482,111)	(1,139,358)
Putnam Large Cap Value Class A Shares	60,033	(138,512)	(78,479)	128,247	(40,359)	87,888
TA Aegon Sustainable Equity Income Service Class	32,160	(766,891)	(734,731)	274,006	(612,945)	(338,939)
TA Asset Allocation - Conservative Class A Shares	303,065	(481,142)	(178,077)	519,421	(35,999)	483,422
TA Asset Allocation - Moderate Class A Shares	654,898	(486,949)	167,949	222,652	(26,221)	196,431
TA Asset Allocation - Moderate Growth Class A Shares	199,742	(927,135)	(727,393)	364,192	(603,674)	(239,482)
TA BlackRock Government Money Market Initial Class	7,779,090	(7,428,442)	350,648	7,844,597	(4,135,743)	3,708,854
TA Bond Class A Shares	235,753	(95,163)	140,590	164,249	(192,114)	(27,865)
TA International Focus Initial Class	3,340,276	(16,090,632)	(12,750,356)	5,064,963	(22,524,048)	(17,459,085)
TA JPMorgan Mid Cap Value Service Class	89,190	(151,559)	(62,369)	22,173	(208,046)	(185,873)
TA Morgan Stanley Capital Growth Service Class	89,707	(56,756)	32,951	42,625	(159,314)	(116,689)
TA Multi-Managed Balanced Class A Shares	3,676	(286,679)	(283,003)	1,080,035	(224,155)	855,880
TA Small/Mid Cap Value Class A Shares	1,002,583	(10,070,947)	(9,068,364)	5,846,263	(8,302,154)	(2,455,891)
TA Sustainable Equity Income Class A Shares	428,842	(13,917,796)	(13,488,954)	10,738,356	(7,435,544)	3,302,812
TA T. Rowe Price Small Cap Service Class	336,680	(995,135)	(658,455)	225,940	(1,055,311)	(829,371)
TA TS&W International Equity Service Class	121,736	(542,298)	(420,562)	292,244	(427,087)	(134,843)
TA US Growth Class A Shares	1,185,533	(9,110,599)	(7,925,066)	422,130	(10,265,841)	(9,843,711)
TA WMC US Growth Service Class	407	(16,607)	(16,200)	12,640	(1,671)	10,969
Virtus AllianzGI Dividend Value Class A Shares	99,925	(1,156,469)	(1,056,544)	440,565	(603,092)	(162,527)
Virtus AllianzGI Small-Cap Value Class A Shares	27,624	(763,456)	(735,832)	3,537	(470,276)	(466,739)

41

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Discovery Value Class A Shares
12/31/2021	75,469	$39.92	to	$36.62	$2,871,461	0.75%	1.25%	to	1.75%	33.76%	to	33.09%
12/31/2020	106,623	29.84	to	27.52	3,031,626	0.63	1.25	to	1.75	1.83	to	1.32
12/31/2019	112,293	29.30	to	27.16	3,146,897	0.77	1.25	to	1.75	18.25	to	17.66
12/31/2018	131,355	24.78	to	23.08	3,119,612	0.26	1.25	to	1.75	(16.28)	to	(16.70)
12/31/2017	136,941	29.60	to	27.71	3,900,418	0.18	1.25	to	1.75	11.31	to	10.76

AB International Value Class A Shares
12/31/2021	237,594	7.52	to	6.98	1,720,918	2.51	1.25	to	1.75	9.39	to	8.84
12/31/2020	255,012	6.87	to	6.42	1,691,142	0.84	1.25	to	1.75	0.75	to	0.25
12/31/2019	244,901	6.82	to	6.40	1,614,846	1.13	1.25	to	1.75	15.03	to	14.46
12/31/2018	309,564	5.93	to	5.59	1,777,788	0.23	1.25	to	1.75	(24.13)	to	(24.51)
12/31/2017	257,376	7.82	to	7.41	1,951,234	1.96	1.25	to	1.75	23.28	to	22.67

AB Large Cap Growth Class A Shares
12/31/2021	32,293	89.66	to	89.66	2,895,325	-	1.30	to	1.30	26.92	to	26.92
12/31/2020	49,261	70.64	to	70.64	3,479,916	-	1.30	to	1.30	32.30	to	32.30
12/31/2019	55,598	53.39	to	53.39	2,968,603	-	1.30	to	1.30	32.04	to	32.04
12/31/2018	60,088	40.44	to	40.44	2,429,849	-	1.30	to	1.30	0.61	to	0.61
12/31/2017	69,461	40.19	to	40.19	2,791,949	-	1.30	to	1.30	29.66	to	29.66

AB Relative Value Class A Shares
12/31/2021	101,781	47.47	to	47.47	4,831,075	0.62	1.30	to	1.30	25.74	to	25.74
12/31/2020	128,119	37.75	to	37.75	4,836,196	1.27	1.30	to	1.30	1.48	to	1.48
12/31/2019	140,053	37.20	to	37.20	5,209,386	1.20	1.30	to	1.30	21.50	to	21.50
12/31/2018	163,629	30.61	to	30.61	5,009,477	1.03	1.30	to	1.30	(7.01)	to	(7.01)
12/31/2017	185,544	32.92	to	32.92	6,108,899	0.80	1.30	to	1.30	17.20	to	17.20

AB Value Class A Shares
12/31/2021	19,779	20.96	to	19.23	395,022	0.90	1.25	to	1.75	25.44	to	24.82
12/31/2020	24,132	16.71	to	15.41	385,772	1.30	1.25	to	1.75	(0.35)	to	(0.84)
12/31/2019	24,309	16.77	to	15.54	390,924	1.29	1.25	to	1.75	18.39	to	17.80
12/31/2018	29,466	14.16	to	13.19	401,993	0.85	1.25	to	1.75	(16.15)	to	(16.57)
12/31/2017	36,483	16.89	to	15.81	597,190	0.88	1.25	to	1.75	11.99	to	11.43

American Funds - EuroPacific Growth Fund® Class F -1 Shares
12/31/2021	116,376	31.40	to	28.81	3,514,077	1.17	1.25	to	1.75	1.19	to	0.68
12/31/2020	138,262	31.03	to	28.62	4,133,057	0.18	1.25	to	1.75	23.22	to	22.61
12/31/2019	155,728	25.19	to	23.34	3,787,682	0.99	1.25	to	1.75	25.37	to	24.74
12/31/2018	183,628	20.09	to	18.71	3,574,865	1.03	1.25	to	1.75	(16.30)	to	(16.72)
12/31/2017	203,805	24.00	to	22.47	4,749,627	0.84	1.25	to	1.75	29.06	to	28.42

American Funds - Growth Fund of America® Class F -1 Shares
12/31/2021	293,858	56.36	to	51.71	15,935,427	-	1.25	to	1.75	17.78	to	17.20
12/31/2020	351,366	47.85	to	44.13	16,200,323	0.22	1.25	to	1.75	36.05	to	35.37
12/31/2019	382,796	35.17	to	32.60	13,012,196	0.66	1.25	to	1.75	26.47	to	25.84
12/31/2018	431,896	27.81	to	25.90	11,627,485	0.46	1.25	to	1.75	(4.18)	to	(4.66)
12/31/2017	485,769	29.02	to	27.17	13,681,555	0.39	1.25	to	1.75	24.51	to	23.89

American Funds - Income Fund of America® Class F -1 Shares
12/31/2021	135,310	28.57	to	26.21	3,743,875	2.74	1.25	to	1.75	15.84	to	15.26
12/31/2020	171,828	24.66	to	22.74	4,100,848	3.34	1.25	to	1.75	3.57	to	3.05
12/31/2019	192,508	23.81	to	22.07	4,446,467	3.22	1.25	to	1.75	17.36	to	16.78
12/31/2018	210,455	20.29	to	18.90	4,149,658	2.88	1.25	to	1.75	(6.35)	to	(6.82)
12/31/2017	251,339	21.67	to	20.28	5,301,284	2.78	1.25	to	1.75	11.85	to	11.29

42

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds - Investment Company of America® Class F - 1 Shares
12/31/2021	170,977	$39.39	to	$36.14	$6,485,322	1.16%	1.25%	to	1.75%	23.38%	to	22.76%
12/31/2020	199,180	31.93	to	29.44	6,139,119	1.51	1.25	to	1.75	13.01	to	12.45
12/31/2019	224,503	28.25	to	26.18	6,140,737	1.92	1.25	to	1.75	22.88	to	22.27
12/31/2018	246,186	22.99	to	21.41	5,491,391	1.68	1.25	to	1.75	(7.76)	to	(8.22)
12/31/2017	281,619	24.92	to	23.33	6,820,876	1.60	1.25	to	1.75	18.12	to	17.53

American Funds - The Bond Fund of America® Class A Shares
12/31/2021	234,415	17.48	to	17.48	4,096,621	1.42	1.30	to	1.30	(2.23)	to	(2.23)
12/31/2020	269,890	17.87	to	17.87	4,824,044	1.87	1.30	to	1.30	9.28	to	9.28
12/31/2019	323,345	16.36	to	16.36	5,288,522	2.33	1.30	to	1.30	6.62	to	6.62
12/31/2018	367,439	15.34	to	15.34	5,636,509	2.38	1.30	to	1.30	(1.42)	to	(1.42)
12/31/2017	429,503	15.56	to	15.56	6,683,693	1.84	1.30	to	1.30	1.89	to	1.89

American Funds - The Bond Fund of America® Class F - 1 Shares
12/31/2021	157,041	14.56	to	13.35	2,191,573	1.38	1.25	to	1.75	(2.22)	to	(2.71)
12/31/2020	174,795	14.89	to	13.73	2,501,419	1.84	1.25	to	1.75	9.31	to	8.76
12/31/2019	196,533	13.62	to	12.62	2,580,830	2.29	1.25	to	1.75	6.63	to	6.10
12/31/2018	209,714	12.77	to	11.89	2,588,968	2.33	1.25	to	1.75	(1.42)	to	(1.92)
12/31/2017	232,552	12.96	to	12.13	2,917,991	1.79	1.25	to	1.75	1.89	to	1.38

American Funds - The Growth Fund of America® Class A Shares
12/31/2021	620,931	78.64	to	78.64	48,831,813	0.08	1.30	to	1.30	17.80	to	17.80
12/31/2020	691,859	66.76	to	66.76	46,189,947	0.29	1.30	to	1.30	36.03	to	36.03
12/31/2019	784,278	49.08	to	49.08	38,491,273	0.72	1.30	to	1.30	26.47	to	26.47
12/31/2018	888,803	38.81	to	38.81	34,491,526	0.52	1.30	to	1.30	(4.15)	to	(4.15)
12/31/2017	1,053,283	40.48	to	40.48	42,642,129	0.49	1.30	to	1.30	24.52	to	24.52

American Funds - The Income Fund of America® Class A Shares
12/31/2021	272,024	39.69	to	39.69	10,797,409	2.86	1.30	to	1.30	15.86	to	15.86
12/31/2020	297,789	34.26	to	34.26	10,201,793	3.35	1.30	to	1.30	3.61	to	3.61
12/31/2019	367,681	33.07	to	33.07	12,157,868	3.27	1.30	to	1.30	17.39	to	17.39
12/31/2018	412,564	28.17	to	28.17	11,620,777	2.96	1.30	to	1.30	(6.35)	to	(6.35)
12/31/2017	483,436	30.08	to	30.08	14,539,817	2.86	1.30	to	1.30	11.92	to	11.92

American Funds - The Investment Company of America® Class A Shares
12/31/2021	444,617	53.21	to	53.21	23,660,007	1.23	1.30	to	1.30	23.41	to	23.41
12/31/2020	493,659	43.12	to	43.12	21,287,232	1.58	1.30	to	1.30	13.01	to	13.01
12/31/2019	573,585	38.16	to	38.16	21,885,504	1.97	1.30	to	1.30	22.93	to	22.93
12/31/2018	655,765	31.04	to	31.04	20,353,428	1.76	1.30	to	1.30	(7.73)	to	(7.73)
12/31/2017	755,650	33.64	to	33.64	25,417,500	1.69	1.30	to	1.30	18.19	to	18.19

AMG Renaissance Large Cap Growth Class N Shares
12/31/2021	4,273	20.69	to	20.24	87,030	0.00	1.25	to	1.75	28.40	to	27.76
12/31/2020	6,300	16.11	to	15.84	100,242	0.11	1.25	to	1.75	22.01	to	21.40
12/31/2019	6,758	13.21	to	13.05	88,463	0.84	1.25	to	1.75	33.48	to	32.82
12/31/2018	4,595	9.89	to	9.82	45,240	0.50	1.25	to	1.75	(8.39)	to	(8.85)
12/31/2017(1)	4,389	10.80	to	10.78	47,357	0.49	1.25	to	1.75	-	to	-

BlackRock Advantage Global Investor A Shares
12/31/2021	9,735	37.67	to	34.57	352,963	1.09	1.25	to	1.75	16.16	to	15.58
12/31/2020	10,558	32.43	to	29.91	329,846	1.32	1.25	to	1.75	14.11	to	13.54
12/31/2019	12,835	28.42	to	26.34	352,258	1.88	1.25	to	1.75	23.98	to	23.36
12/31/2018	23,468	22.93	to	21.35	528,200	1.24	1.25	to	1.75	(12.82)	to	(13.26)
12/31/2017	26,418	26.30	to	24.62	682,663	0.93	1.25	to	1.75	21.97	to	21.37

BlackRock Advantage International Investor A Shares
12/31/2021	98,008	20.27	to	19.25	1,926,866	2.97	1.25	to	1.75	11.37	to	10.82
12/31/2020	104,528	18.20	to	17.37	1,852,073	1.71	1.25	to	1.75	5.73	to	5.20
12/31/2019	108,295	17.21	to	16.51	1,819,872	2.52	1.25	to	1.75	19.86	to	19.26
12/31/2018	117,389	14.36	to	13.84	1,650,104	1.75	1.25	to	1.75	(16.33)	to	(16.75)
12/31/2017	147,575	17.16	to	16.63	2,484,871	0.62	1.25	to	1.75	22.24	to	21.63

43

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares
12/31/2021	150,330	$42.98	to	$39.44	$6,202,571	0.55%	1.25%	to	1.75%	26.70%	to	26.07%
12/31/2020	183,352	33.92	to	31.28	5,989,790	0.96	1.25	to	1.75	18.06	to	17.47
12/31/2019	204,995	28.73	to	26.63	5,682,081	1.37	1.25	to	1.75	27.22	to	26.58
12/31/2018	264,640	22.59	to	21.04	5,761,882	0.97	1.25	to	1.75	(6.77)	to	(7.24)
12/31/2017	276,501	24.23	to	22.68	6,478,700	0.85	1.25	to	1.75	20.22	to	19.63

BlackRock Advantage Large Cap Value Investor A Shares
12/31/2021	114,334	31.90	to	29.27	3,481,864	1.15	1.25	to	1.75	24.90	to	24.28
12/31/2020	146,388	25.54	to	23.55	3,577,915	1.69	1.25	to	1.75	2.33	to	1.82
12/31/2019	146,745	24.96	to	23.13	3,516,766	1.83	1.25	to	1.75	22.84	to	22.23
12/31/2018	162,369	20.32	to	18.93	3,180,312	1.77	1.25	to	1.75	(9.11)	to	(9.57)
12/31/2017	166,136	22.36	to	20.93	3,591,091	1.28	1.25	to	1.75	15.81	to	15.23

BlackRock Advantage SMID Investor A Shares
12/31/2021	115,972	34.74	to	31.87	5,461,476	1.19	1.25	to	1.75	12.05	to	11.49
12/31/2020	134,100	31.00	to	28.59	5,598,415	0.67	1.25	to	1.75	18.01	to	17.42
12/31/2019	152,663	26.27	to	24.35	5,409,406	1.49	1.25	to	1.75	26.98	to	26.34
12/31/2018	186,460	20.69	to	19.27	5,198,705	1.34	1.25	to	1.75	(7.82)	to	(8.28)
12/31/2017	218,449	22.45	to	21.01	6,652,076	0.05	1.25	to	1.75	7.40	to	6.87

BlackRock Capital Appreciation Investor A Shares
12/31/2021	750,805	56.44	to	51.78	43,342,704	-	1.25	to	1.75	19.20	to	18.60
12/31/2020	924,583	47.35	to	43.66	44,721,433	-	1.25	to	1.75	38.35	to	37.66
12/31/2019	1,232,479	34.22	to	31.72	43,075,892	-	1.25	to	1.75	30.21	to	29.56
12/31/2018	1,480,346	26.28	to	24.48	39,819,005	-	1.25	to	1.75	0.46	to	(0.04)
12/31/2017	1,826,734	26.16	to	24.49	48,982,661	-	1.25	to	1.75	30.95	to	30.30

BlackRock Global Allocation Investor A Shares
12/31/2021	3,104,226	27.98	to	25.67	93,766,818	0.92	1.25	to	1.75	5.13	to	4.60
12/31/2020	3,485,383	26.61	to	24.54	100,777,175	0.47	1.25	to	1.75	19.29	to	18.70
12/31/2019	3,955,476	22.31	to	20.68	96,008,512	1.12	1.25	to	1.75	15.76	to	15.18
12/31/2018	4,525,512	19.27	to	17.95	95,413,035	0.55	1.25	to	1.75	(8.78)	to	(9.24)
12/31/2017	5,076,622	21.13	to	19.78	117,952,762	0.94	1.25	to	1.75	11.92	to	11.36

BlackRock High Yield Bond Investor A Shares
12/31/2021	1,097,933	17.11	to	16.25	18,309,702	4.39	1.25	to	1.75	4.22	to	3.70
12/31/2020	1,198,318	16.42	to	15.67	19,217,440	5.08	1.25	to	1.75	4.18	to	3.66
12/31/2019	1,249,911	15.76	to	15.12	19,290,934	5.38	1.25	to	1.75	13.67	to	13.10
12/31/2018	1,356,355	13.86	to	13.37	18,458,538	5.43	1.25	to	1.75	(4.53)	to	(5.01)
12/31/2017	1,537,321	14.52	to	14.07	21,967,607	5.34	1.25	to	1.75	6.66	to	6.13

BlackRock International Investor A Shares
12/31/2021	119,643	18.57	to	17.63	2,164,783	0.46	1.25	to	1.75	7.76	to	7.22
12/31/2020	141,275	17.23	to	16.44	2,374,222	0.22	1.25	to	1.75	19.96	to	19.36
12/31/2019	149,044	14.37	to	13.78	2,091,897	1.01	1.25	to	1.75	29.82	to	29.18
12/31/2018	161,370	11.07	to	10.66	1,748,196	1.23	1.25	to	1.75	(22.62)	to	(23.01)
12/31/2017	160,262	14.30	to	13.85	2,253,499	1.20	1.25	to	1.75	29.69	to	29.05

BlackRock iShares MSCI EAFE International Index Investor A Shares
12/31/2021	6,815	20.87	to	19.15	135,222	2.63	1.25	to	1.75	9.63	to	9.08
12/31/2020	7,916	19.03	to	17.55	143,729	1.91	1.25	to	1.75	6.34	to	5.81
12/31/2019	9,031	17.90	to	16.59	154,389	3.05	1.25	to	1.75	20.02	to	19.42
12/31/2018	10,166	14.91	to	13.89	145,702	3.38	1.25	to	1.75	(14.65)	to	(15.08)
12/31/2017	11,264	17.47	to	16.36	189,535	2.17	1.25	to	1.75	23.30	to	22.68

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2021	1,306	36.92	to	33.88	45,932	0.77	1.25	to	1.75	12.96	to	12.40
12/31/2020	1,349	32.68	to	30.14	42,145	0.87	1.25	to	1.75	18.18	to	17.59
12/31/2019	2,410	27.66	to	25.63	64,994	1.15	1.25	to	1.75	23.65	to	23.03
12/31/2018	2,471	22.37	to	20.83	53,959	0.63	1.25	to	1.75	(12.30)	to	(12.74)
12/31/2017	2,812	25.51	to	23.88	70,279	0.90	1.25	to	1.75	12.93	to	12.37

44

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock iShares S&P 500 Index Investor A Shares
12/31/2021	857,110	$31.60	to	$30.25	$26,644,665	1.04%	1.25%	to	1.75%	26.64%	to	26.01%
12/31/2020	1,013,943	24.95	to	24.01	24,929,322	1.46	1.25	to	1.75	16.58	to	16.00
12/31/2019	1,099,064	21.40	to	20.70	23,218,000	1.87	1.25	to	1.75	29.39	to	28.74
12/31/2018	1,164,702	16.54	to	16.08	19,048,033	1.51	1.25	to	1.75	(5.87)	to	(6.35)
12/31/2017	1,202,659	17.57	to	17.16	20,952,043	1.56	1.25	to	1.75	19.88	to	19.29

BlackRock Large Cap Focus Growth Investor A Shares
12/31/2021	250,534	17.30	to	17.12	4,312,711	-	1.25	to	1.75	15.23	to	14.65
12/31/2020	311,393	15.01	to	14.93	4,662,905	-	1.25	to	1.75	44.62	to	43.90
12/31/2019(1)	410,429	10.38	to	10.38	4,260,293	-	1.25	to	1.75	-	to	-

BlackRock Large Cap Focus Value Investor A Shares
12/31/2021	885,788	30.03	to	27.55	28,096,823	1.13	1.25	to	1.75	20.72	to	20.12
12/31/2020	1,107,228	24.88	to	22.94	28,961,254	2.01	1.25	to	1.75	1.70	to	1.19
12/31/2019	1,140,554	24.46	to	22.67	29,523,202	2.24	1.25	to	1.75	22.32	to	21.71
12/31/2018	1,324,263	20.00	to	18.62	28,178,803	1.60	1.25	to	1.75	(9.08)	to	(9.54)
12/31/2017	1,515,894	21.99	to	20.59	35,592,367	1.42	1.25	to	1.75	6.91	to	6.38

BlackRock Low Duration Bond Investor A Shares
12/31/2021	6,485	10.55	to	10.02	66,735	0.98	1.25	to	1.75	(1.74)	to	(2.23)
12/31/2020	6,932	10.74	to	10.24	72,757	1.83	1.25	to	1.75	1.92	to	1.42
12/31/2019	8,581	10.54	to	10.10	88,419	2.39	1.25	to	1.75	3.17	to	2.66
12/31/2018	8,842	10.21	to	9.84	88,538	2.21	1.25	to	1.75	(0.41)	to	(0.91)
12/31/2017	9,123	10.26	to	9.93	91,965	1.91	1.25	to	1.75	0.46	to	(0.04)

BlackRock Total Return Investor A Shares
12/31/2021	4,111,709	15.47	to	14.20	62,986,969	1.68	1.25	to	1.75	(2.19)	to	(2.68)
12/31/2020	4,240,037	15.82	to	14.59	66,543,677	2.07	1.25	to	1.75	7.23	to	6.69
12/31/2019	4,443,835	14.75	to	13.67	65,084,669	2.91	1.25	to	1.75	8.18	to	7.64
12/31/2018	4,672,862	13.64	to	12.70	63,472,540	2.97	1.25	to	1.75	(2.45)	to	(2.94)
12/31/2017	5,504,288	13.98	to	13.09	76,883,894	2.80	1.25	to	1.75	2.53	to	2.02

BlackRock U.S. Government Bond Investor A Shares
12/31/2021	1,398,790	11.04	to	10.48	15,305,841	1.21	1.25	to	1.75	(2.74)	to	(3.23)
12/31/2020	1,436,979	11.36	to	10.83	16,181,959	1.54	1.25	to	1.75	5.08	to	4.56
12/31/2019	1,446,049	10.81	to	10.36	15,509,828	2.31	1.25	to	1.75	5.13	to	4.60
12/31/2018	1,508,483	10.28	to	9.90	15,411,466	2.21	1.25	to	1.75	(0.87)	to	(1.37)
12/31/2017	1,829,309	10.37	to	10.04	18,882,406	2.04	1.25	to	1.75	0.43	to	(0.07)

BNY Mellon Appreciation Investor Shares
12/31/2021	239,998	43.28	to	39.71	9,945,695	0.35	1.25	to	1.75	25.45	to	24.82
12/31/2020	307,193	34.50	to	31.82	10,165,712	0.67	1.25	to	1.75	22.47	to	21.86
12/31/2019	374,611	28.17	to	26.11	10,144,384	1.01	1.25	to	1.75	33.46	to	32.80
12/31/2018	466,882	21.11	to	19.66	9,493,978	1.13	1.25	to	1.75	(7.55)	to	(8.02)
12/31/2017	548,658	22.83	to	21.37	12,098,021	1.19	1.25	to	1.75	25.07	to	24.45

Cohen & Steers Real Estate Securities Class A Shares
12/31/2021	14,813	41.36	to	37.95	586,282	1.70	1.25	to	1.75	39.92	to	39.23
12/31/2020	17,010	29.56	to	27.26	482,310	3.09	1.25	to	1.75	(3.22)	to	(3.71)
12/31/2019	20,197	30.54	to	28.31	593,902	2.53	1.25	to	1.75	29.54	to	28.90
12/31/2018	21,968	23.58	to	21.96	500,125	3.28	1.25	to	1.75	(5.75)	to	(6.23)
12/31/2017	24,926	25.02	to	23.42	603,712	2.42	1.25	to	1.75	6.45	to	5.92

Columbia Large Cap Growth Opportunity Class A Shares
12/31/2021	236,188	26.25	to	25.58	6,114,990	-	1.25	to	1.75	17.59	to	17.01
12/31/2020	274,442	22.32	to	21.86	6,057,841	-	1.25	to	1.75	38.75	to	38.06
12/31/2019	343,691	16.09	to	15.83	5,482,080	-	1.25	to	1.75	34.25	to	33.58
12/31/2018	449,963	11.98	to	11.85	5,359,487	-	1.25	to	1.75	(5.57)	to	(6.04)
12/31/2017	492,713	12.69	to	12.62	6,232,159	-	1.25	to	1.75	26.00	to	25.37

45

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Columbia Mid Cap Growth Class A Shares
12/31/2021	16,577	$31.09	to	$29.46	$501,343	-%	1.25%	to	1.75%	14.77%	to	14.20%
12/31/2020	18,923	27.09	to	25.80	500,412	-	1.25	to	1.75	33.22	to	32.55
12/31/2019	19,177	20.33	to	19.47	380,975	-	1.25	to	1.75	33.12	to	32.46
12/31/2018	30,967	15.27	to	14.70	465,821	-	1.25	to	1.75	(6.60)	to	(7.06)
12/31/2017	30,877	16.35	to	15.81	498,482	-	1.25	to	1.75	21.10	to	20.50

Columbia Select Small Cap Value Class A Shares
12/31/2021	190,559	57.01	to	57.01	10,864,550	0.04	1.30	to	1.30	29.48	to	29.48
12/31/2020	246,935	44.03	to	44.03	10,873,757	0.02	1.30	to	1.30	8.16	to	8.16
12/31/2019	263,611	40.71	to	40.71	10,732,528	0.10	1.30	to	1.30	17.23	to	17.23
12/31/2018	293,097	34.73	to	34.73	10,179,329	0.07	1.30	to	1.30	(14.68)	to	(14.68)
12/31/2017	319,883	40.71	to	40.71	13,021,392	-	1.30	to	1.30	11.14	to	11.14

Davis New York Venture Class A Shares
12/31/2021	580,708	32.32	to	29.66	21,474,771	0.14	1.25	to	1.75	11.11	to	10.56
12/31/2020	659,474	29.09	to	26.82	21,890,888	0.56	1.25	to	1.75	10.03	to	9.48
12/31/2019	728,164	26.44	to	24.50	22,089,526	1.53	1.25	to	1.75	29.28	to	28.64
12/31/2018	860,031	20.45	to	19.05	20,010,714	0.51	1.25	to	1.75	(14.10)	to	(14.53)
12/31/2017	953,736	23.81	to	22.29	25,968,258	0.26	1.25	to	1.75	20.64	to	20.04

Delaware Smid Cap Growth Class A Shares
12/31/2021	60,370	56.73	to	53.63	3,394,719	-	1.25	to	1.75	(9.54)	to	(9.99)
12/31/2020	68,821	62.71	to	59.59	4,281,251	-	1.25	to	1.75	91.51	to	90.56
12/31/2019	90,186	32.74	to	31.27	2,927,538	-	1.25	to	1.75	33.64	to	32.98
12/31/2018	103,118	24.50	to	23.52	2,505,090	-	1.25	to	1.75	(1.12)	to	(1.62)
12/31/2017	123,389	24.78	to	23.90	3,035,230	-	1.25	to	1.75	33.46	to	32.80

Eaton Vance Floating-Rate Class A Shares
12/31/2021	254,168	15.30	to	14.04	3,710,404	3.05	1.25	to	1.75	2.72	to	2.21
12/31/2020	245,523	14.90	to	13.74	3,498,398	3.58	1.25	to	1.75	0.89	to	0.39
12/31/2019	278,106	14.77	to	13.68	3,943,113	4.75	1.25	to	1.75	5.51	to	4.98
12/31/2018	292,464	14.00	to	13.03	3,940,781	4.04	1.25	to	1.75	(0.72)	to	(1.22)
12/31/2017	259,059	14.10	to	13.19	3,533,860	3.57	1.25	to	1.75	2.79	to	2.28

Eaton Vance Large-Cap Value Class A Shares
12/31/2021	169,307	23.27	to	21.60	3,788,416	1.01	1.25	to	1.75	22.75	to	22.14
12/31/2020	192,402	18.95	to	17.69	3,513,218	1.39	1.25	to	1.75	1.01	to	0.51
12/31/2019	186,566	18.76	to	17.60	3,381,664	1.28	1.25	to	1.75	28.18	to	27.54
12/31/2018	220,583	14.64	to	13.80	3,127,465	1.21	1.25	to	1.75	(7.99)	to	(8.46)
12/31/2017	244,466	15.91	to	15.07	3,779,555	1.26	1.25	to	1.75	13.38	to	12.82

Federated Hermes Equity Income Class A Shares
12/31/2021	73,177	19.31	to	18.49	1,380,093	0.87	1.25	to	1.75	19.40	to	18.81
12/31/2020	85,513	16.17	to	15.56	1,353,769	1.35	1.25	to	1.75	5.09	to	4.57
12/31/2019	89,882	15.39	to	14.88	1,357,749	2.15	1.25	to	1.75	19.76	to	19.16
12/31/2018	92,826	12.85	to	12.49	1,173,673	1.74	1.25	to	1.75	(12.79)	to	(13.23)
12/31/2017	97,807	14.73	to	14.39	1,421,720	2.11	1.25	to	1.75	14.62	to	14.05

Federated Hermes Kaufmann Class A Shares
12/31/2021	99,905	49.68	to	45.58	4,780,655	-	1.25	to	1.75	1.13	to	0.63
12/31/2020	113,118	49.13	to	45.30	5,365,023	-	1.25	to	1.75	26.98	to	26.35
12/31/2019	136,064	38.69	to	35.85	5,093,109	-	1.25	to	1.75	31.29	to	30.64
12/31/2018	154,680	29.47	to	27.44	4,417,045	-	1.25	to	1.75	2.34	to	1.82
12/31/2017	169,312	28.79	to	26.95	4,734,014	-	1.25	to	1.75	26.16	to	25.53

Fidelity Advisor® Equity Growth Class A Shares
12/31/2021	39,581	60.28	to	55.31	2,980,642	-	1.25	to	1.75	21.20	to	20.59
12/31/2020	41,562	49.74	to	45.87	2,582,960	-	1.25	to	1.75	41.64	to	40.94
12/31/2019	49,786	35.12	to	32.54	2,186,705	-	1.25	to	1.75	32.02	to	31.36
12/31/2018	54,517	26.60	to	24.77	1,814,018	-	1.25	to	1.75	(1.69)	to	(2.19)
12/31/2017	61,632	27.06	to	25.33	2,085,700	-	1.25	to	1.75	33.18	to	32.52

46

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity Advisor® Overseas Class A Shares
12/31/2021	19,001	$37.84	to	$37.84	$719,006	-%	1.30%	to	1.30%	17.39%	to	17.39%
12/31/2020	19,695	32.24	to	32.24	634,884	-	1.30	to	1.30	13.23	to	13.23
12/31/2019	25,111	28.47	to	28.47	714,929	0.80	1.30	to	1.30	25.73	to	25.73
12/31/2018	51,142	22.64	to	22.64	1,158,028	0.77	1.30	to	1.30	(16.17)	to	(16.17)
12/31/2017	58,335	27.01	to	27.01	1,575,671	0.91	1.30	to	1.30	27.98	to	27.98

Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2021	15,146	56.06	to	56.06	849,127	0.45	1.30	to	1.30	21.34	to	21.34
12/31/2020	16,260	46.20	to	46.20	751,262	0.96	1.30	to	1.30	11.34	to	11.34
12/31/2019	19,123	41.50	to	41.50	793,586	0.54	1.30	to	1.30	27.61	to	27.61
12/31/2018	23,428	32.52	to	32.52	761,864	0.57	1.30	to	1.30	(9.91)	to	(9.91)
12/31/2017	27,180	36.10	to	36.10	981,126	0.25	1.30	to	1.30	18.35	to	18.35

Franklin Templeton Growth Class A Shares
12/31/2021	163,947	18.45	to	16.93	3,468,745	1.54	1.25	to	1.75	3.82	to	3.30
12/31/2020	191,463	17.77	to	16.39	3,839,615	1.07	1.25	to	1.75	4.43	to	3.91
12/31/2019	204,478	17.02	to	15.77	3,937,179	1.90	1.25	to	1.75	13.40	to	12.84
12/31/2018	245,819	15.01	to	13.98	4,181,260	1.55	1.25	to	1.75	(15.61)	to	(16.03)
12/31/2017	270,153	17.78	to	16.64	5,506,302	1.75	1.25	to	1.75	16.34	to	15.76

Invesco American Franchise Fund Class A Shares
12/31/2021	18,345	31.54	to	31.54	578,621	-	1.30	to	1.30	10.40	to	10.40
12/31/2020	19,291	28.57	to	28.57	551,117	-	1.30	to	1.30	40.34	to	40.34
12/31/2019	27,443	20.36	to	20.36	558,653	-	1.30	to	1.30	34.75	to	34.75
12/31/2018	31,262	15.11	to	15.11	472,256	-	1.30	to	1.30	(5.03)	to	(5.03)
12/31/2017	32,646	15.91	to	15.91	519,279	-	1.30	to	1.30	25.47	to	25.47

Invesco Capital Appreciation Class A Shares
12/31/2021	27,757	42.96	to	39.42	1,150,952	-	1.25	to	1.75	20.83	to	20.22
12/31/2020	29,073	35.56	to	32.79	997,840	-	1.25	to	1.75	34.59	to	33.92
12/31/2019	29,804	26.42	to	24.48	760,094	-	1.25	to	1.75	34.37	to	33.70
12/31/2018	42,075	19.66	to	18.31	799,717	-	1.25	to	1.75	(7.14)	to	(7.60)
12/31/2017	51,824	21.17	to	19.82	1,064,639	0.01	1.25	to	1.75	24.96	to	24.34

Invesco Charter Class A Shares
12/31/2021	8,903	30.58	to	30.58	272,225	0.35	1.30	to	1.30	25.75	to	25.75
12/31/2020	10,141	24.32	to	24.32	246,596	0.52	1.30	to	1.30	12.03	to	12.03
12/31/2019	13,583	21.70	to	21.70	294,809	0.79	1.30	to	1.30	27.34	to	27.34
12/31/2018	23,948	17.04	to	17.04	408,174	0.34	1.30	to	1.30	(10.82)	to	(10.82)
12/31/2017	28,700	19.11	to	19.11	548,508	0.50	1.30	to	1.30	11.79	to	11.79

Invesco Comstock Class A Shares
12/31/2021	974,096	32.80	to	30.10	34,752,813	1.42	1.25	to	1.75	31.66	to	31.01
12/31/2020	1,308,740	24.91	to	22.97	35,157,014	2.35	1.25	to	1.75	(2.02)	to	(2.51)
12/31/2019	1,309,519	25.43	to	23.56	36,241,728	2.08	1.25	to	1.75	23.79	to	23.17
12/31/2018	1,533,134	20.54	to	19.13	34,398,704	1.42	1.25	to	1.75	(13.33)	to	(13.77)
12/31/2017	1,680,516	23.70	to	22.19	43,712,953	1.52	1.25	to	1.75	16.31	to	15.73

Invesco Discovery Mid Cap Growth Class A Shares
12/31/2021	106,532	18.11	to	18.11	1,929,642	-	1.30	to	1.30	17.33	to	17.33
12/31/2020(1)	121,933	15.44	to	15.44	1,882,373	-	1.30	to	1.30	-	to	-

Invesco Equity and Income Class A Shares
12/31/2021	59,548	39.20	to	39.20	2,334,443	1.30	1.30	to	1.30	16.50	to	16.50
12/31/2020	64,784	33.65	to	33.65	2,180,041	1.80	1.30	to	1.30	8.55	to	8.55
12/31/2019	77,383	31.00	to	31.00	2,398,841	1.85	1.30	to	1.30	18.52	to	18.52
12/31/2018	95,618	26.15	to	26.15	2,500,865	1.93	1.30	to	1.30	(10.83)	to	(10.83)
12/31/2017	104,597	29.33	to	29.33	3,067,830	1.97	1.30	to	1.30	9.45	to	9.45

47

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco Fundamental Alternatives Class A Shares
12/31/2021	28,973	$17.06	to	$17.06	$494,370	2.71%	1.30%	to	1.30%	1.16%	to	1.16%
12/31/2020	30,309	16.87	to	16.87	511,217	1.66	1.30	to	1.30	0.15	to	0.15
12/31/2019	36,949	16.84	to	16.84	622,263	2.01	1.30	to	1.30	5.20	to	5.20
12/31/2018	33,161	16.01	to	16.01	530,873	1.56	1.30	to	1.30	(3.36)	to	(3.36)
12/31/2017	42,700	16.57	to	16.57	707,362	1.52	1.30	to	1.30	(0.02)	to	(0.02)

Invesco Global Class A Shares
12/31/2021	53,239	61.96	to	61.96	3,298,718	-	1.30	to	1.30	13.87	to	13.87
12/31/2020	57,730	54.41	to	54.41	3,141,210	-	1.30	to	1.30	25.97	to	25.97
12/31/2019	65,159	43.19	to	43.19	2,814,484	0.57	1.30	to	1.30	29.87	to	29.87
12/31/2018	66,314	33.26	to	33.26	2,205,609	0.41	1.30	to	1.30	(14.68)	to	(14.68)
12/31/2017	66,363	38.98	to	38.98	2,587,030	0.58	1.30	to	1.30	34.49	to	34.49

Invesco Main Street Class A Shares
12/31/2021	60,667	40.76	to	37.40	2,623,342	0.59	1.25	to	1.75	26.02	to	25.39
12/31/2020	66,220	32.34	to	29.83	2,289,129	0.88	1.25	to	1.75	12.94	to	12.38
12/31/2019	71,899	28.64	to	26.54	2,213,899	0.86	1.25	to	1.75	30.30	to	29.65
12/31/2018	80,217	21.98	to	20.47	1,910,740	0.90	1.25	to	1.75	(9.04)	to	(9.50)
12/31/2017	90,023	24.16	to	22.62	2,370,114	1.08	1.25	to	1.75	15.29	to	14.72

Invesco Main Street Mid Cap Class A Shares
12/31/2021	90,202	38.17	to	35.02	3,275,848	0.20	1.25	to	1.75	21.50	to	20.89
12/31/2020	110,563	31.42	to	28.97	3,317,940	-	1.25	to	1.75	7.78	to	7.24
12/31/2019	34,601	29.15	to	27.01	974,834	-	1.25	to	1.75	30.50	to	29.85
12/31/2018	46,246	22.34	to	20.80	998,933	-	1.25	to	1.75	(13.35)	to	(13.78)
12/31/2017	50,161	25.78	to	24.13	1,254,265	0.38	1.25	to	1.75	13.26	to	12.70

Invesco Value Opportunities Class A Shares
12/31/2021	131,334	2.48	to	2.35	316,717	0.57	1.25	to	1.75	33.91	to	33.24
12/31/2020	157,303	1.85	to	1.77	284,549	0.30	1.25	to	1.75	4.17	to	3.65
12/31/2019	163,682	1.78	to	1.70	284,733	-	1.25	to	1.75	28.26	to	27.63
12/31/2018	168,761	1.39	to	1.34	229,546	-	1.25	to	1.75	(20.71)	to	(21.11)
12/31/2017	183,442	1.75	to	1.69	315,937	-	1.25	to	1.75	15.65	to	15.08

Janus Henderson Enterprise Class A Shares
12/31/2021	512,548	62.42	to	58.65	31,019,403	0.69	1.25	to	1.75	15.52	to	14.94
12/31/2020	614,864	54.04	to	51.03	32,290,410	-	1.25	to	1.75	18.40	to	17.81
12/31/2019	716,203	45.64	to	43.31	31,848,368	0.09	1.25	to	1.75	33.12	to	32.45
12/31/2018	896,623	34.29	to	32.70	30,022,173	0.05	1.25	to	1.75	(2.50)	to	(2.99)
12/31/2017	1,088,603	35.16	to	33.71	37,474,549	-	1.25	to	1.75	24.51	to	23.90

Janus Henderson Forty Class A Shares
12/31/2021	121,433	54.59	to	50.70	6,397,342	0.40	1.25	to	1.75	21.14	to	20.54
12/31/2020	155,943	45.07	to	42.06	6,792,692	0.17	1.25	to	1.75	37.09	to	36.41
12/31/2019	207,711	32.87	to	30.83	6,621,794	0.09	1.25	to	1.75	34.76	to	34.09
12/31/2018	261,479	24.39	to	22.99	6,193,685	-	1.25	to	1.75	(0.07)	to	(0.57)
12/31/2017	292,334	24.41	to	23.13	6,948,450	0.75	1.25	to	1.75	27.60	to	26.96

JPMorgan Small Cap Growth Class A Shares
12/31/2021	49,048	44.98	to	41.77	2,129,822	-	1.25	to	1.75	(7.23)	to	(7.69)
12/31/2020	53,337	48.49	to	45.25	2,505,302	0.06	1.25	to	1.75	57.23	to	56.45
12/31/2019	69,592	30.84	to	28.92	2,082,211	-	1.25	to	1.75	35.40	to	34.72
12/31/2018	82,990	22.78	to	21.47	1,836,864	-	1.25	to	1.75	(6.01)	to	(6.48)
12/31/2017	85,088	24.23	to	22.96	2,005,653	-	1.25	to	1.75	39.38	to	38.69

Lord Abbett Affiliated Class A Shares
12/31/2021	59,993	28.91	to	26.53	1,674,915	1.47	1.25	to	1.75	25.17	to	24.55
12/31/2020	79,395	23.10	to	21.30	1,769,808	2.11	1.25	to	1.75	(2.50)	to	(2.98)
12/31/2019	78,580	23.69	to	21.95	1,800,322	2.29	1.25	to	1.75	23.69	to	23.07
12/31/2018	90,216	19.15	to	17.84	1,671,862	2.09	1.25	to	1.75	(8.62)	to	(9.08)
12/31/2017	93,048	20.96	to	19.62	1,891,596	2.24	1.25	to	1.75	14.68	to	14.11

48

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Lord Abbett Bond-Debenture Class A Shares
12/31/2021	464,968	$23.35	to	$21.42	$11,996,751	3.33%	1.25%	to	1.75%	1.97%	to	1.46%
12/31/2020	536,369	22.90	to	21.11	13,700,430	3.93	1.25	to	1.75	6.26	to	5.73
12/31/2019	555,689	21.55	to	19.97	13,314,534	4.11	1.25	to	1.75	11.96	to	11.41
12/31/2018	598,936	19.25	to	17.93	12,888,681	4.45	1.25	to	1.75	(4.99)	to	(5.47)
12/31/2017	622,741	20.26	to	18.96	14,222,792	4.27	1.25	to	1.75	7.86	to	7.32

Lord Abbett Mid Cap Stock Class A Shares
12/31/2021	330,573	28.75	to	26.38	11,656,273	0.73	1.25	to	1.75	27.28	to	26.65
12/31/2020	375,979	22.59	to	20.83	10,340,030	1.33	1.25	to	1.75	1.46	to	0.95
12/31/2019	409,041	22.26	to	20.63	11,136,761	0.85	1.25	to	1.75	21.38	to	20.78
12/31/2018	481,806	18.34	to	17.08	10,817,394	0.81	1.25	to	1.75	(15.61)	to	(16.03)
12/31/2017	532,166	21.73	to	20.34	14,221,734	0.86	1.25	to	1.75	5.71	to	5.18

MFS® Growth Class A Shares
12/31/2021	283,077	51.66	to	51.66	14,623,140	-	1.30	to	1.30	21.74	to	21.74
12/31/2020	348,978	42.43	to	42.43	14,807,655	-	1.30	to	1.30	29.60	to	29.60
12/31/2019	431,574	32.74	to	32.74	14,129,662	-	1.30	to	1.30	35.58	to	35.58
12/31/2018	533,880	24.15	to	24.15	12,892,434	-	1.30	to	1.30	1.01	to	1.01
12/31/2017	676,452	23.91	to	23.91	16,171,783	-	1.30	to	1.30	28.86	to	28.86

MFS® Mid Cap Growth Class A Shares
12/31/2021	184,310	64.20	to	64.20	11,833,470	-	1.30	to	1.30	12.27	to	12.27
12/31/2020	215,077	57.19	to	57.19	12,299,401	-	1.30	to	1.30	33.58	to	33.58
12/31/2019	269,458	42.81	to	42.81	11,535,422	-	1.30	to	1.30	35.65	to	35.65
12/31/2018	342,833	31.56	to	31.56	10,819,322	-	1.30	to	1.30	(0.46)	to	(0.46)
12/31/2017	423,854	31.70	to	31.70	13,438,132	-	1.30	to	1.30	24.37	to	24.37

MFS® Research International Class A Shares
12/31/2021	191,854	35.50	to	35.50	6,809,974	1.02	1.30	to	1.30	10.15	to	10.15
12/31/2020	212,238	32.22	to	32.22	6,839,050	0.81	1.30	to	1.30	11.44	to	11.44
12/31/2019	237,612	28.92	to	28.92	6,870,604	1.60	1.30	to	1.30	26.03	to	26.03
12/31/2018	291,558	22.94	to	22.94	6,689,430	3.63	1.30	to	1.30	(15.33)	to	(15.33)
12/31/2017	315,237	27.10	to	27.10	8,542,106	0.94	1.30	to	1.30	26.40	to	26.40

PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2021	1,022,118	7.98	to	7.33	7,817,094	21.83	1.25	to	1.75	31.15	to	30.50
12/31/2020	1,412,865	6.09	to	5.61	8,259,524	1.43	1.25	to	1.75	(0.83)	to	(1.33)
12/31/2019	1,393,501	6.14	to	5.69	8,237,484	3.72	1.25	to	1.75	10.36	to	9.81
12/31/2018	1,448,936	5.56	to	5.18	7,777,051	4.70	1.25	to	1.75	(15.31)	to	(15.73)
12/31/2017	1,609,235	6.57	to	6.15	10,232,626	7.79	1.25	to	1.75	1.07	to	0.57

PIMCO Low Duration Class A Shares
12/31/2021	3,696,998	12.16	to	11.29	43,322,116	0.54	1.25	to	1.75	(2.20)	to	(2.69)
12/31/2020	3,764,611	12.43	to	11.60	45,208,636	1.56	1.25	to	1.75	1.83	to	1.32
12/31/2019	3,837,849	12.21	to	11.45	45,371,507	3.07	1.25	to	1.75	2.88	to	2.37
12/31/2018	3,778,607	11.86	to	11.18	43,525,627	1.84	1.25	to	1.75	(1.04)	to	(1.53)
12/31/2017	4,386,849	11.99	to	11.36	51,187,556	1.39	1.25	to	1.75	0.24	to	(0.26)

PIMCO Real Return Class A Shares
12/31/2021	1,865,697	16.33	to	14.99	29,197,941	4.74	1.25	to	1.75	3.95	to	3.43
12/31/2020	2,021,251	15.71	to	14.49	30,502,494	2.23	1.25	to	1.75	10.25	to	9.70
12/31/2019	2,228,130	14.25	to	13.21	30,569,591	1.56	1.25	to	1.75	6.75	to	6.21
12/31/2018	2,302,520	13.35	to	12.43	29,658,145	2.24	1.25	to	1.75	(3.58)	to	(4.07)
12/31/2017	2,664,076	13.85	to	12.96	35,672,387	2.17	1.25	to	1.75	2.22	to	1.72

PIMCO Total Return Class A Shares
12/31/2021	4,460,931	17.29	to	15.86	76,529,481	1.96	1.25	to	1.75	(2.41)	to	(2.89)
12/31/2020	4,659,009	17.71	to	16.33	82,185,522	2.17	1.25	to	1.75	7.16	to	6.63
12/31/2019	4,966,726	16.53	to	15.32	81,835,812	3.46	1.25	to	1.75	6.55	to	6.02
12/31/2018	5,280,143	15.51	to	14.45	81,916,772	2.74	1.25	to	1.75	(1.84)	to	(2.33)
12/31/2017	6,107,681	15.80	to	14.79	96,822,890	2.27	1.25	to	1.75	3.44	to	2.92

49

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Pioneer Class A Shares
12/31/2021	24,046	$45.24	to	$41.50	$1,040,778	0.11	1.25%	to	1.75%	26.22%	to	25.59%
12/31/2020	31,780	35.84	to	33.05	1,092,028	0.49	1.25	to	1.75	22.36	to	21.75
12/31/2019	30,962	29.29	to	27.14	873,144	0.79	1.25	to	1.75	29.37	to	28.73
12/31/2018	47,199	22.64	to	21.09	1,028,080	0.98	1.25	to	1.75	(2.97)	to	(3.46)
12/31/2017	50,513	23.33	to	21.84	1,135,965	0.94	1.25	to	1.75	20.03	to	19.44

Pioneer High Yield Class A Shares
12/31/2021	110,682	21.61	to	19.83	2,286,681	4.25	1.25	to	1.75	4.44	to	3.92
12/31/2020	116,741	20.69	to	19.08	2,313,263	5.29	1.25	to	1.75	1.79	to	1.28
12/31/2019	122,977	20.33	to	18.84	2,399,281	5.08	1.25	to	1.75	12.67	to	12.11
12/31/2018	132,479	18.04	to	16.80	2,300,437	4.98	1.25	to	1.75	(4.34)	to	(4.82)
12/31/2017	151,101	18.86	to	17.65	2,750,049	4.64	1.25	to	1.75	6.16	to	5.63

Pioneer Real Estate Shares Class A Shares
12/31/2021	91,014	26.32	to	24.57	2,295,702	1.03	1.25	to	1.75	39.05	to	38.36
12/31/2020	129,807	18.93	to	17.75	2,365,555	1.76	1.25	to	1.75	(8.05)	to	(8.51)
12/31/2019	125,781	20.59	to	19.41	2,502,561	1.84	1.25	to	1.75	26.45	to	25.82
12/31/2018	153,978	16.28	to	15.42	2,430,242	3.05	1.25	to	1.75	(8.70)	to	(9.16)
12/31/2017	167,620	17.83	to	16.98	2,907,326	2.18	1.25	to	1.75	1.92	to	1.41

Pioneer Select Mid Cap Growth Class A Shares
12/31/2021	8,630	48.52	to	45.61	406,330	-	1.25	to	1.75	6.62	to	6.09
12/31/2020	8,413	45.51	to	42.99	371,623	-	1.25	to	1.75	37.22	to	36.53
12/31/2019	12,127	33.16	to	31.49	390,291	-	1.25	to	1.75	31.08	to	30.43
12/31/2018	13,734	25.30	to	24.14	338,144	-	1.25	to	1.75	(7.42)	to	(7.89)
12/31/2017	13,840	27.33	to	26.21	369,382	-	1.25	to	1.75	28.17	to	27.54

Putnam Growth Opportunities Class A Shares
12/31/2021	76,682	29.26	to	29.26	2,243,749	-	1.30	to	1.30	20.94	to	20.94
12/31/2020	84,284	24.19	to	24.19	2,039,130	-	1.30	to	1.30	36.62	to	36.62
12/31/2019	82,437	17.71	to	17.71	1,459,856	-	1.30	to	1.30	34.66	to	34.66
12/31/2018	117,639	13.15	to	13.15	1,547,013	0.00	1.30	to	1.30	0.93	to	0.93
12/31/2017	128,051	13.03	to	13.03	1,668,472	0.26	1.30	to	1.30	29.28	to	29.28

Putnam International Equity Class A Shares
12/31/2021	439,879	27.36	to	27.36	12,034,000	1.32	1.30	to	1.30	7.36	to	7.36
12/31/2020	486,489	25.48	to	25.48	12,396,804	1.25	1.30	to	1.30	10.30	to	10.30
12/31/2019	533,646	23.10	to	23.10	12,328,992	1.63	1.30	to	1.30	23.88	to	23.88
12/31/2018	610,280	18.65	to	18.65	11,381,754	1.67	1.30	to	1.30	(20.41)	to	(20.41)
12/31/2017	622,908	23.43	to	23.43	14,596,316	0.35	1.30	to	1.30	24.84	to	24.84

Putnam Large Cap Value Class A Shares
12/31/2021	40,213	16.99	to	16.99	683,288	1.19	1.30	to	1.30	25.20	to	25.20
12/31/2020	45,036	13.57	to	13.57	611,188	1.67	1.30	to	1.30	4.47	to	4.47
12/31/2019	37,608	12.99	to	12.99	488,571	1.35	1.30	to	1.30	28.25	to	28.25
12/31/2018	68,320	10.13	to	10.13	692,013	1.55	1.30	to	1.30	(9.53)	to	(9.53)
12/31/2017(1)	72,494	11.20	to	11.20	811,666	0.81	1.30	to	1.30	-	to	-

TA Aegon Sustainable Equity Income Service Class
12/31/2021	290,104	12.63	to	12.36	3,654,803	1.86	1.25	to	1.75	20.60	to	20.00
12/31/2020	355,775	10.48	to	10.30	3,719,030	2.78	1.25	to	1.75	(8.74)	to	(9.19)
12/31/2019	389,049	11.48	to	11.34	4,459,313	2.19	1.25	to	1.75	22.04	to	21.43
12/31/2018	483,951	9.41	to	9.34	4,548,658	1.89	1.25	to	1.75	(12.79)	to	(13.23)
12/31/2017(1)	551,684	10.79	to	10.77	5,948,939	-	1.25	to	1.75	-	to	-

TA Asset Allocation - Conservative Class A Shares
12/31/2021	89,073	12.92	to	12.61	1,141,030	2.11	1.25	to	1.75	4.11	to	3.59
12/31/2020	102,861	12.41	to	12.18	1,267,053	2.95	1.25	to	1.75	11.75	to	11.20
12/31/2019	60,886	11.10	to	10.95	672,140	3.73	1.25	to	1.75	10.94	to	10.39
12/31/2018	16,467	10.01	to	9.92	164,233	2.02	1.25	to	1.75	(5.56)	to	(6.03)
12/31/2017(1)	13,651	10.60	to	10.56	144,397	4.26	1.25	to	1.75	-	to	-

50

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Asset Allocation - Moderate Class A Shares
12/31/2021	88,483	$13.63	to	$13.31	$1,198,284	2.52%	1.25%	to	1.75%	6.57%	to	6.04%
12/31/2020	75,470	12.79	to	12.55	961,085	2.23	1.25	to	1.75	13.22	to	12.66
12/31/2019	60,062	11.29	to	11.14	676,723	2.22	1.25	to	1.75	13.28	to	12.72
12/31/2018	45,083	9.97	to	9.88	448,655	2.01	1.25	to	1.75	(7.39)	to	(7.86)
12/31/2017(1)	40,842	10.77	to	10.73	439,509	4.30	1.25	to	1.75	-	to	-
TA Asset Allocation - Moderate Growth Class A Shares
12/31/2021	171,347	14.68	to	14.34	2,495,528	2.57	1.25	to	1.75	9.98	to	9.43
12/31/2020	224,165	13.35	to	13.10	2,966,903	1.18	1.25	to	1.75	15.45	to	14.88
12/31/2019	245,782	11.56	to	11.40	2,826,050	1.83	1.25	to	1.75	16.39	to	15.81
12/31/2018	262,511	9.94	to	9.85	2,598,456	2.23	1.25	to	1.75	(9.68)	to	(10.14)
12/31/2017(1)	94,986	11.00	to	10.96	1,042,457	3.07	1.25	to	1.75	-	to	-
TA BlackRock Government Money Market Initial Class
12/31/2021	411,733	9.78	to	9.68	4,017,112	0.00	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2020	377,342	9.91	to	9.85	3,730,601	0.06	1.25	to	1.75	(0.96)	to	(1.45)
12/31/2019(1)	4,662	10.00	to	10.00	46,621	0.14	1.25	to	1.75	-	to	-
TA Bond Class A Shares
12/31/2021	721,671	1.56	to	1.47	1,101,155	2.17	1.25	to	1.75	(1.36)	to	(1.86)
12/31/2020	628,110	1.58	to	1.50	974,770	2.36	1.25	to	1.75	5.26	to	4.73
12/31/2019	650,680	1.50	to	1.43	960,900	3.13	1.25	to	1.75	7.72	to	7.18
12/31/2018	767,280	1.40	to	1.33	1,052,448	3.63	1.25	to	1.75	(2.01)	to	(2.50)
12/31/2017	795,195	1.43	to	1.37	1,116,133	3.71	1.25	to	1.75	3.61	to	3.09
TA International Focus Initial Class
12/31/2021	6,800,730	14.16	to	13.85	95,378,126	1.21	1.25	to	1.75	9.44	to	8.90
12/31/2020	7,730,565	12.94	to	12.72	99,279,440	2.26	1.25	to	1.75	19.40	to	18.80
12/31/2019	9,181,186	10.84	to	10.71	98,971,470	1.62	1.25	to	1.75	26.10	to	25.47
12/31/2018	10,882,226	8.59	to	8.53	93,233,304	1.24	1.25	to	1.75	(18.73)	to	(19.14)
12/31/2017(1)	11,019,328	10.57	to	10.55	116,429,572	-	1.25	to	1.75	-	to	-
TA JPMorgan Mid Cap Value Service Class
12/31/2021	140,383	14.55	to	14.24	2,037,857	0.60	1.25	to	1.75	27.25	to	26.61
12/31/2020	144,775	11.44	to	11.25	1,652,582	1.01	1.25	to	1.75	(0.22)	to	(0.72)
12/31/2019	163,355	11.46	to	11.33	1,869,934	1.10	1.25	to	1.75	24.43	to	23.81
12/31/2018	195,021	9.21	to	9.15	1,795,272	0.64	1.25	to	1.75	(13.19)	to	(13.63)
12/31/2017(1)	221,925	10.61	to	10.59	2,354,702	-	1.25	to	1.75	-	to	-
TA Morgan Stanley Capital Growth Service Class
12/31/2021	17,005	22.14	to	21.90	374,472	-	1.25	to	1.75	(2.06)	to	(2.55)
12/31/2020	15,238	22.61	to	22.48	343,422	-	1.25	to	1.75	114.60	to	113.53
12/31/2019(1)	21,345	10.54	to	10.53	224,764	-	1.25	to	1.75	-	to	-
TA Multi-Managed Balanced Class A Shares
12/31/2021	94,670	16.24	to	15.86	1,528,612	0.59	1.25	to	1.75	15.12	to	14.55
12/31/2020	113,892	14.11	to	13.84	1,599,096	1.10	1.25	to	1.75	14.12	to	13.55
12/31/2019	45,711	12.36	to	12.19	563,282	1.42	1.25	to	1.75	19.81	to	19.21
12/31/2018	13,986	10.32	to	10.23	143,925	1.38	1.25	to	1.75	(5.14)	to	(5.62)
12/31/2017(1)	11,242	10.88	to	10.84	122,166	1.18	1.25	to	1.75	-	to	-
TA Small/Mid Cap Value Class A Shares
12/31/2021	1,087,248	30.71	to	28.66	32,281,834	0.05	1.25	to	1.75	25.61	to	24.98
12/31/2020	1,414,551	24.45	to	22.94	33,516,522	0.58	1.25	to	1.75	1.97	to	1.46
12/31/2019	1,436,186	23.98	to	22.61	33,454,606	0.48	1.25	to	1.75	23.06	to	22.45
12/31/2018	1,666,426	19.49	to	18.46	31,618,113	0.47	1.25	to	1.75	(12.81)	to	(13.25)
12/31/2017	1,808,272	22.35	to	21.28	39,440,157	0.19	1.25	to	1.75	13.71	to	13.15

51

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Sustainable Equity Income Class A Shares
12/31/2021	3,512,199	$16.35	to	$15.71	$56,508,169	1.10%	1.25%	to	1.75%	20.47%	to	19.87%
12/31/2020	4,409,162	13.57	to	13.11	58,994,566	2.06	1.25	to	1.75	(9.08)	to	(9.53)
12/31/2019	3,998,302	14.92	to	14.49	58,954,153	2.08	1.25	to	1.75	21.70	to	21.09
12/31/2018	4,543,703	12.26	to	11.97	55,165,336	1.98	1.25	to	1.75	(13.44)	to	(13.87)
12/31/2017	4,916,941	14.17	to	13.89	69,102,826	1.81	1.25	to	1.75	14.47	to	13.90
TA T. Rowe Price Small Cap Service Class
12/31/2021	304,452	17.73	to	17.34	5,339,069	-	1.25	to	1.75	9.70	to	9.15
12/31/2020	342,938	16.16	to	15.89	5,494,625	-	1.25	to	1.75	21.77	to	21.16
12/31/2019	401,768	13.27	to	13.11	5,299,872	-	1.25	to	1.75	30.75	to	30.09
12/31/2018	444,767	10.15	to	10.08	4,498,410	-	1.25	to	1.75	(8.44)	to	(8.90)
12/31/2017(1)	526,512	11.08	to	11.06	5,830,776	-	1.25	to	1.75	-	to	-
TA TS&W International Equity Service Class
12/31/2021	325,419	12.39	to	12.12	3,985,217	1.64	1.25	to	1.75	11.80	to	11.24
12/31/2020	360,971	11.08	to	10.90	3,964,397	2.97	1.25	to	1.75	4.88	to	4.36
12/31/2019	370,379	10.57	to	10.44	3,888,418	1.17	1.25	to	1.75	19.24	to	18.64
12/31/2018	417,230	8.86	to	8.80	3,683,767	2.18	1.25	to	1.75	(16.75)	to	(17.17)
12/31/2017(1)	443,980	10.64	to	10.62	4,721,150	-	1.25	to	1.75	-	to	-
TA US Growth Class A Shares
12/31/2021	847,968	41.65	to	39.64	34,477,085	-	1.25	to	1.75	18.71	to	18.12
12/31/2020	1,053,497	35.08	to	33.56	36,164,951	-	1.25	to	1.75	34.20	to	33.53
12/31/2019	1,402,979	26.14	to	25.13	35,973,537	-	1.25	to	1.75	37.62	to	36.93
12/31/2018	1,748,343	19.00	to	18.35	32,653,986	-	1.25	to	1.75	(1.54)	to	(2.04)
12/31/2017	2,218,848	19.29	to	18.74	42,191,950	-	1.25	to	1.75	27.14	to	26.50
TA WMC US Growth Service Class
12/31/2021	625	23.81	to	23.30	14,660	-	1.25	to	1.75	18.88	to	18.28
12/31/2020	1,342	20.03	to	19.70	26,530	-	1.25	to	1.75	35.24	to	34.56
12/31/2019	705	14.81	to	14.64	10,348	-	1.25	to	1.75	37.94	to	37.26
12/31/2018	761	10.74	to	10.66	8,125	0.35	1.25	to	1.75	(1.28)	to	(1.78)
12/31/2017(1)	-	10.88	to	10.86	-	-	1.25	to	1.75	-	to	-
Virtus AllianzGI Dividend Value Class A Shares
12/31/2021	193,849	20.02	to	18.59	3,721,834	1.35	1.25	to	1.75	26.94	to	26.30
12/31/2020	254,088	15.77	to	14.72	3,853,830	1.80	1.25	to	1.75	(3.71)	to	(4.19)
12/31/2019	262,812	16.37	to	15.36	4,149,849	1.76	1.25	to	1.75	23.11	to	22.49
12/31/2018	317,472	13.30	to	12.54	4,091,699	1.79	1.25	to	1.75	(11.24)	to	(11.69)
12/31/2017	364,493	14.99	to	14.20	5,308,083	1.96	1.25	to	1.75	14.26	to	13.70
Virtus AllianzGI Small-Cap Value Class A Shares
12/31/2021	106,952	31.59	to	28.98	4,234,708	0.99	1.25	to	1.75	22.69	to	22.08
12/31/2020	127,664	25.75	to	23.74	4,079,987	1.91	1.25	to	1.75	(5.79)	to	(6.26)
12/31/2019	142,897	27.33	to	25.33	4,894,390	0.42	1.25	to	1.75	22.74	to	22.13
12/31/2018	158,839	22.27	to	20.74	4,479,438	2.94	1.25	to	1.75	(20.32)	to	(20.72)
12/31/2017	176,043	27.94	to	26.16	6,210,084	0.47	1.25	to	1.75	8.32	to	7.78

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

52

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

53

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $40, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

54

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

55